UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Danielle Sieverling
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:

Bibb L. Strench, Esq.
Sutherland, Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415
(Name and addresses of the agent for service)

Registrant’s telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedules of Investments

DAILY INCOME FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
CORPORATE NOTES (3.4% of portfolio)
Citigroup Funding Inc.	6.25%	11/01/08	$2,755,000	$2,761,231
Citigroup Funding Inc.	10.00	12/01/08	1,900,000	1,917,478
Merrill Lynch & Co. Inc.	6.38	10/15/08	143,000	143,048
Merrill Lynch & Co. Inc.	4.83	10/27/08	1,050,000	1,050,739
Total Corporate Notes (Cost $5,872,496)				5,872,496

COMMERCIAL PAPER (74.8% of portfolio)
Air Liquide	2.40	10/01/08	3,220,000	3,220,000
American Express Credit Corp.	2.43	10/09/08	1,300,000	1,299,298
American Express Credit Corp.	2.58	10/22/08	2,700,000	2,695,937
American Express Credit Corp.	2.58	10/24/08	2,780,000	2,775,418
American General Finance Corp.	3.05	10/28/08	3,420,000	3,412,177
American General Finance Corp.	2.88	10/02/08	1,690,000	1,689,865
American Honda Finance Corp.	2.23	10/21/08	4,000,000	3,995,044
American Honda Finance Corp.	2.25	11/04/08	1,490,000	1,486,834
American Honda Finance Corp.	2.22	11/12/08	3,000,000	2,992,230
BMW Capital LLC	2.25	11/05/08	1,000,000	997,812
Chevron Texaco Funding Corp.	2.25	10/21/08	1,480,000	1,478,150
Chevron Texaco Funding Corp.	2.40	10/27/08	3,000,000	2,994,800
Citigroup Funding Inc.	2.57	10/01/08	1,940,000	1,940,000
Cola-Cola Co.	2.37	10/08/08	2,000,000	1,999,078
Cola-Cola Co.	2.38	10/10/08	1,920,000	1,918,858
EI Dupont De Nemours & Co.	2.25	10/20/08	2,000,000	1,997,625
EI Dupont De Nemours & Co.	2.25	10/22/08	4,000,000	3,994,750
EI Dupont De Nemours & Co.	2.25	10/23/08	2,450,000	2,446,631
General Electric Capital Corp.	2.33	10/20/08	3,640,000	3,635,524
General Electric Capital Corp.	2.33	10/23/08	2,770,000	2,766,056
Hewlett Packard Co.	2.75	10/01/08	1,012,000	1,012,000
Hewlett Packard Co.	2.18	10/03/08	2,000,000	1,999,758
HSBC Finance Corp.	2.43	10/08/08	2,280,000	2,278,923
HSBC Finance Corp.	2.52	10/30/08	2,140,000	2,135,656
IBM Corp.	2.34	11/03/08	3,000,000	2,993,565
IBM Corp.	2.34	11/04/08	1,500,000	1,496,685
Deere & Company	2.13	10/16/08	1,000,000	999,112
Deere & Company	2.55	11/19/08	1,200,000	1,195,835
Deere & Company	2.45	11/25/08	3,000,000	2,988,771
Deere & Company	2.85	10/08/08	3,300,000	3,298,171
Merrill Lynch & Co. Inc.	2.87	10/07/08	2,680,000	2,678,718
Merrill Lynch & Co. Inc.	2.80	10/09/08	1,480,000	1,479,079
MetLife Inc.	2.65	10/14/08	3,260,000	3,256,880
Nestle Capital Corp.	2.15	11/10/08	3,000,000	2,992,833
Pepsico Inc.	2.25	10/02/08	900,000	899,944
Proctor & Gamble Co.	2.55	10/24/08	2,711,000	2,706,583
Proctor & Gamble Co.	2.15	11/05/08	3,000,000	2,993,729
Proctor & Gamble Co.	2.18	12/05/08	1,300,000	1,294,883
Prudential Funding Corp.	2.35	10/06/08	2,180,000	2,179,288
Prudential Funding Corp.	2.35	10/15/08	3,110,000	3,107,158
Prudential Funding Corp.	2.42	10/29/08	3,100,000	3,094,165
Southern Company	2.50	10/06/08	2,000,000	1,999,306
Southern Company	2.50	10/09/08	2,450,000	2,448,639
Southern Company	2.50	10/15/08	2,000,000	1,998,056
Southern Company	2.50	10/16/08	2,000,000	1,997,917
Toyota Motor Credit Corp.	2.41	10/14/08	4,000,000	3,996,519

DAILY INCOME FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
COMMERCIAL PAPER - continued
Toyota Motor Credit Corp.	2.85%		10/15/08	$2,930,000	$2,926,752
Toyota Motor Credit Corp.	2.42		11/17/08	1,570,000	1,565,040
UBS Finance Delaware LLC	2.60		10/17/08	2,450,000	2,447,169
UBS Finance Delaware LLC	2.65		10/23/08	550,000	549,109
UBS Finance Delaware LLC	2.59		10/27/08	2,020,000	2,016,221
Wal-Mart Stores Inc.	2.15		11/18/08	3,400,000	3,390,253
Wells Fargo & Co.	2.57		10/16/08	3,900,000	3,895,824
Wells Fargo & Co.	2.63		10/27/08	4,500,000	4,491,452
Total Commercial Paper (Cost $130,540,080)					130,540,080

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.9% of portfolio)
Federal Home Loan Bank	0.00	(a)	11/07/08	3,500,000	3,491,331
Federal Home Loan Bank	2.43		11/12/08	2,020,000	2,014,273
Federal Home Loan Bank	2.48		11/14/08	3,000,000	2,990,907
Federal Home Loan Mortgage Corp.	2.41		11/10/08	2,360,000	2,353,680
Federal Home Loan Mortgage Corp.	0.00	(a)	11/14/08	1,400,000	1,395,893
Federal National Mortgage Association	2.44		11/03/08	2,000,000	1,995,527
Federal National Mortgage Association	2.44		11/04/08	2,500,000	2,494,239
Federal National Mortgage Association	2.46		11/06/08	4,000,000	3,990,160
Total U.S. Government Agency Obligations (Cost $20,726,010)					20,726,010

MONEY MARKET ACCOUNTS (9.9% of portfolio)
SSgA Prime Money Market Fund	2.44	(b)		8,706,000	8,706,000
SSgA Money Market Fund	2.13	(b)		8,628,052	8,628,052
Total Money Market Accounts (Cost $17,334,052)					17,334,052

TOTAL INVESTMENTS IN SECURITIES (Cost $174,472,638) - 100%					$174,472,638
__________________________
(a) Zero coupon security, purchased at a discount.
(b) 7-day yield at September 30, 2008.

At September 30, 2008, the cost of investment securities for tax purposes was $174,472,638.  There were no unrealized gains or losses.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	$174,472,638
Level 3 - Significant Unobservable Inputs	$-
Total	$174,472,638

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (6.9% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$50,070	$50,210
Small Business Administration 98-20D	6.15		04/01/18	63,301	64,470
Small Business Administration 98-20E	6.30		05/01/18	49,707	50,745
Small Business Administration 98-20H	6.15		08/01/18	22,009	22,419
Small Business Administration 99-20D	6.15		04/01/19	81,318	82,921
Small Business Administration 04-20B	4.72		02/01/24	128,141	123,779
Small Business Administration 04-20C	4.34		03/01/24	170,936	161,103
Small Business Administration 05-10E	4.54		09/01/15	67,526	66,744
Small Business Administration Pool # 100075	3.50		05/25/19	49,659	46,045
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	11,834	11,692
Small Business Administration Pool # 502261	3.13	(a)	10/25/17	20,456	20,385
Small Business Administration Pool # 502477	3.00	(a)	09/25/18	55,711	55,300
Small Business Administration Pool # 502543	2.70	(a)	01/25/19	98,632	99,154
Small Business Administration Pool # 502684	3.00	(a)	07/25/19	4,332	4,384
Small Business Administration Pool # 503278	2.63	(a)	02/25/21	40,186	40,347
Small Business Administration Pool # 503463	2.88	(a)	09/25/21	46,272	46,025
Small Business Administration Pool # 504305	2.63	(a)	10/25/23	17,764	17,581
Small Business Investment Companies 99-10A	6.24		03/10/09	92,927	93,293
Small Business Investment Companies 02-20K	5.08		11/01/22	59,056	58,519
Small Business Investment Companies 02-P10B	5.20		08/01/12	167,945	168,021
Small Business Investment Companies 03-10A	4.63		03/10/13	689,328	673,780
Small Business Investment Companies 03-10B	3.39		03/01/13	72,507	70,547
Small Business Investment Companies 03-P10A	4.52		02/10/13	29,451	28,726
Small Business Investment Companies 03-P10B	5.14		08/10/13	87,047	86,729
Small Business Investment Companies 04-10A	4.12		03/01/14	373,264	349,938
Small Business Investment Companies 04-10B	4.68		09/10/14	402,941	392,283
Small Business Investment Companies 04-P10A	4.50		02/10/14	102,889	98,124
Small Business Investment Companies 05-P10A	4.64		02/10/15	160,789	156,103
Small Business Investment Companies 05-10B	4.94		09/10/15	298,478	289,160
Small Business Investment Companies 07-10A	5.38		03/10/17	113,616	111,406
Total Asset Backed Securities (Cost $3,535,846)					3,539,933

MORTGAGE BACKED SECURITIES (18.1% of portfolio)
Bear Stearns Commercial Mortgage Securities 2004-ESA C (b)	4.94		05/14/16	521,000	522,332
Bear Stearns Commercial Mortgage Securities 2004-ESA D (b)	4.99		05/14/16	620,000	621,771
Bear Stearns Commercial Mortgage Securities 2004-ESA E (b)	5.06		05/14/16	500,000	501,667
Bear Stearns Commercial Mortgage Securities 2004-ESA F (b)	5.18		05/14/16	315,000	316,278
GNMA #1928	7.00		11/20/09	725	739
GNMA #2602	6.00		06/20/28	100,744	102,740
GNMA #2707	5.50		01/20/14	19,113	19,775
GNMA #8004	5.63	(a)	07/20/22	42,277	42,774
GNMA #8006	5.63	(a)	07/20/22	35,710	36,142
GNMA #8038	5.63	(a)	08/20/22	21,470	21,730
GNMA #8040	5.63	(a)	08/20/22	52,800	53,526
GNMA #8054	5.13	(a)	10/20/22	12,349	12,476
GNMA #8076	5.13	(a)	11/20/22	22,512	22,775
GNMA #8102	5.00	(a)	02/20/16	10,856	11,101
GNMA #8103	5.50	(a)	02/20/16	42,115	43,137
GNMA #8157	5.38	(a)	03/20/23	40,885	41,220
GNMA #8191	5.38	(a)	05/20/23	69,386	70,275
GNMA #8215	5.38	(a)	04/20/17	7,110	7,225
GNMA #8259	5.63	(a)	08/20/23	18,079	18,279
GNMA #8297	5.13	(a)	12/20/17	21,606	21,741
GNMA #8332	5.50	(a)	03/20/18	13,439	13,751

SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8344	5.50%	(a)	04/20/18	$25,473	$26,045
GNMA #8384	5.38	(a)	03/20/24	9,872	9,937
GNMA #8393	5.63	(a)	08/20/18	10,166	10,383
GNMA #8400	5.63	(a)	08/20/18	20,505	20,784
GNMA #8405	5.63	(a)	09/20/18	18,361	18,700
GNMA #8423	5.38	(a)	05/20/24	11,395	11,550
GNMA #8429	5.13	(a)	11/20/18	20,613	20,751
GNMA #8459	5.63	(a)	07/20/24	18,320	18,547
GNMA #8499	5.88	(a)	05/20/19	10,925	11,122
GNMA #8518	5.13	(a)	10/20/24	17,392	17,590
GNMA #8532	5.13	(a)	10/20/24	22,785	23,076
GNMA #8591	5.38	(a)	02/20/25	51,424	51,841
GNMA #8638	5.38	(a)	06/20/25	19,836	20,104
GNMA #8648	5.63	(a)	07/20/25	25,349	25,626
GNMA #8663	5.63	(a)	07/20/25	23,427	23,751
GNMA #8680	5.63	(a)	08/20/20	31,075	31,620
GNMA #8687	5.63	(a)	08/20/25	5,577	5,649
GNMA #8702	5.13	(a)	10/20/20	10,558	10,704
GNMA #8747	5.13	(a)	11/20/25	17,447	17,658
GNMA #8807	5.63	(a)	07/20/21	24,806	25,115
GNMA #8836	5.63	(a)	09/20/21	22,653	22,927
GNMA #8847	5.38	(a)	04/20/26	21,467	21,731
GNMA #8869	5.13	(a)	11/20/21	68,630	69,451
GNMA #8873	5.13	(a)	11/20/21	32,030	32,434
GNMA #8877	5.38	(a)	05/20/26	5,701	5,779
GNMA #8883	5.13	(a)	12/20/21	23,756	24,033
GNMA #8915	5.38	(a)	02/20/22	23,115	23,310
GNMA #8934	5.38	(a)	03/20/22	40,981	41,340
GNMA #8978	5.38	(a)	05/20/22	105,354	106,861
GNMA #80053	5.38	(a)	03/20/27	4,477	4,511
GNMA #80058	5.38	(a)	04/20/27	5,033	5,094
GNMA #80185	5.38	(a)	04/20/28	52,170	52,799
GNMA #80264	5.25	(a)	03/20/29	49,907	50,381
GNMA #80283	5.38	(a)	05/20/29	39,202	39,670
GNMA #80300	5.63	(a)	07/20/29	28,059	28,393
GNMA #80309	5.63	(a)	08/20/29	11,446	11,564
GNMA #80363	5.25	(a)	01/20/30	88,707	89,613
GNMA #80426	5.63	(a)	07/20/30	4,390	4,444
GNMA #80452	5.63	(a)	09/20/30	23,462	23,740
GNMA #80475	4.88	(a)	12/20/30	56,488	57,097
GNMA #80577	4.75	(a)	02/20/32	9,309	9,348
GNMA #80684	5.38	(a)	04/20/33	29,173	29,452
GNMA #81129	5.50	(a)	10/20/34	450,615	452,178
GNMA #383310	5.00		04/15/09	4,705	4,741
GNMA #510280	6.00		08/15/14	22,277	23,025
GNMA #583189	4.50		02/20/17	83,288	82,830
GNMA #607494	5.00		04/15/19	118,690	120,564
GNMA #616274	5.00		02/15/19	65,323	66,355
GNMA #780336	6.50		02/15/11	3,297	3,350
GNMA 1996-4	7.00		04/16/26	8,871	9,267
GNMA 2001-53	3.54	(a)	10/20/31	13,648	13,516
GNMA 2001-53	5.50		12/20/31	73,993	75,638
GNMA 2001-61	3.69	(a)	09/20/30	26,557	26,451
GNMA 2002-15	5.50		11/20/31	140,631	142,645

SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA 2002-20	4.50%		03/20/32	$37,504	$37,034
GNMA 2002-88	5.00		05/16/31	154,964	156,234
GNMA 2003-11	4.00		10/17/29	73,344	70,006
GNMA 2003-12	4.50		02/20/32	54,902	54,464
GNMA 2003-26	2.94	(a)	04/16/33	24,121	23,147
GNMA 2003-97	4.50		03/20/33	115,874	114,291
GNMA 2004-17	4.50		12/20/33	272,296	266,934
GNMA 2004-17	4.50		12/17/26	589,735	590,238
GNMA 2004-102	5.50		04/20/34	97,600	98,763
GNMA 2005-56	5.00		08/20/31	272,316	272,956
GNMA 2005-88	5.50		02/20/33	165,317	165,026
GNMA 2006-36	6.00		02/20/21	66,836	67,770
GNMA 2007-11	5.50		03/20/37	416,469	418,855
GNMA 2007-30	5.50		03/20/35	163,381	164,372
GNMA 2008-50	5.50		06/16/38	1,134,123	1,129,553
Government Lease Trust 99-C1A (b)	4.00		05/18/11	522,959	514,200
Government Lease Trust 99-C1A (b)	4.00		05/18/11	165,000	162,237
GS Mortgage Securities Corp. II 2001-LIBA (b)	6.73		02/14/16	315,000	330,357
Total Mortgage Backed Securities (Cost $9,253,236)					9,312,976

MUNICIPAL BONDS (9.8% of portfolio)
Anchorage, Alaska	5.50		12/01/20	150,000	159,274
Arizona State University	5.38		07/01/19	700,000	750,729
Broward County, Florida	5.25		01/01/16	250,000	265,403
Broward County, Florida	5.25		01/01/17	300,000	318,483
East Lansing, Michigan	7.45		04/01/20	300,000	316,074
Johnson City, Tennessee - Public Building Authority	7.00		09/01/18	100,000	107,791
Los Angeles, California Unified School District	4.25		10/01/08	290,000	290,000
Matanuska Susitna Borough, Alaska	4.75		03/01/16	150,000	151,521
Mesa, Arizona Industrial Development Authority	5.63		01/01/29	1,000,000	1,047,460
Michigan Municipal Bond Authority	5.25		12/01/10	200,000	202,728
Newton County, Georgia Hospital Authority	5.75		02/01/12	250,000	263,225
Philadephia, PA Hospitals & Higher Education Facilities Authority	6.00		10/01/29	330,000	348,219
Tucson, Arizona Industrial Development Authority	6.00		07/01/30	750,000	799,148
Total Municipal Bonds (Cost $5,021,758)					5,020,055

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (58.7% of portfolio)
Dobie Center Properties LTD (b)	6.46		05/01/09	525,000	526,142
National Archives Facility Trust	8.50		09/01/19	50,817	61,118
Government Trust Certificate (Sri Lanka Trust)	3.67	(a)	06/15/12	100,000	99,999
Overseas Private Investment Corp.	5.30	(c)	09/15/10	2,000,000	2,244,380
Overseas Private Investment Corp.	4.91	(c)	09/15/10	2,000,000	2,166,920
Overseas Private Investment Corp.	5.08	(d)	12/10/13	250,000	298,160
Overseas Private Investment Corp.	4.10		11/15/14	108,480	106,230
Overseas Private Investment Corp.	3.74		04/15/15	156,204	160,001
Overseas Private Investment Corp.	3.62		09/15/16	94,720	97,438
Overseas Private Investment Corp.	4.59	(d)	12/09/16	1,000,000	1,012,910
Private Export Funding Corp.	3.38		02/15/09	2,000,000	2,002,444
Private Export Funding Corp.	6.67		09/15/09	975,000	1,007,364
Private Export Funding Corp.	7.20		01/15/10	1,000,000	1,049,243
Private Export Funding Corp.	4.97		08/15/13	1,100,000	1,132,551
Rowan Companies Inc.	2.80		10/20/13	104,761	104,123
SALLIE MAE	7.30		08/01/12	1,875,000	2,115,924
U.S. Department of Housing and Urban Development	7.50		08/01/11	250,000	258,230
U.S. Department of Housing and Urban Development	6.07		08/01/21	500,000	513,803

SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
U.S. Department of Housing and Urban Development	4.79%		08/01/11	$514,000	$530,591
U.S. Department of Housing and Urban Development	3.44		08/01/11	1,250,000	1,245,210
U.S. Treasury Note	4.88		10/31/08	750,000	752,461
U.S. Treasury Note	4.38		11/15/08	1,000,000	1,004,219
U.S. Treasury Note	4.50		02/15/09	3,100,000	3,135,842
U.S. Treasury Note	2.00		02/28/10	6,500,000	6,505,077
U.S. Treasury Note	2.63		05/31/10	2,000,000	2,022,344
Total U.S. Government and Agency Obligations (Cost $29,940,268)					30,152,724

MONEY MARKET ACCOUNTS (6.5% of portfolio)
SSgA Money Market Fund	2.13	(e)		734,929	734,929
SSgA Prime Money Market Fund	2.44	(e)		2,586,000	2,586,000
Total Money Market Accounts (Cost $3,320,929)					3,320,929

TOTAL INVESTMENTS IN SECURITIES (Cost $51,072,037) - 100%					$51,346,617

__________________________

(a)	Variable coupon rate as of September 30, 2008.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $3,494,984 and represents 6.8% of total investment.

(c)	Interest is paid at maturity.
(d)	Interest is paid at put date.
(e)	7-day yield at September 30, 2008.

At September 30, 2008, the cost of investment securities for tax purposes was $51,072,037.  Net unrealized appreciation of investment securities was $274,580 consisting of unrealized gains of $386,657 and unrealized losses of $112,077.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$17,825,470
Level 2 - Other Significant Observable Inputs	$33,521,147
Level 3 - Significant Unobservable Inputs	$-
Total	$51,346,617

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (35.0% of portfolio)
BASIC INDUSTRIES - 4.6%
3M Employee Stock Ownership Plan (b)	5.62%		07/15/09	$833,366	$842,116
Cooper Industries Inc.	5.50		11/01/09	370,000	372,646
General Electric Co.	5.00		02/01/13	1,150,000	1,059,170
Halliburton Co. (b)	5.50		10/15/10	100,000	103,664
ITT Corp.	1.59	(a)	08/25/48	730,000	666,395
Minnesota Mining & Manufacturing Co.	2.54	(a)	09/30/27	250,000	246,465
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	351,074
PPG Industries Inc.	5.75		03/15/13	470,000	465,813
SeaRiver Maritime, Inc.	0.00	(c)	09/01/12	750,000	628,365
Snap-on Inc.	2.92	(a)	01/12/10	3,675,000	3,617,251
Vulcan Materials Co.	4.07	(a)	12/15/10	1,800,000	1,783,222
Total Basic Industries					10,136,181

CONSUMER STAPLES - 1.8%
Beverages
Brown-Forman Corp.	2.89	(a)	04/01/10	1,100,000	1,084,251
Food Products
Campbell Soup Co.	5.88		10/01/08	2,695,000	2,695,000
Ralston Purina Co.	9.25		10/15/09	300,000	315,239
Total Consumer Staples					4,094,490

CONSUMER DISCRETIONARY - 0.1%
Specialty Retail
Home Depot Inc.	2.94	(a)	12/16/09	230,000	216,390
Total Consumer Discretionary					216,390

FINANCE - 20.1%
Banks
American Express Bank FSB	3.49	(a)	04/26/10	1,125,000	1,044,016
American Express Credit Co.	7.30		08/20/13	525,000	506,376
Bank of America Corp.	4.45	(d)	10/15/09	465,000	454,705
Bank of America Corp.	4.50	(d)	12/15/09	245,000	243,775
Bank of America Corp.	7.23		08/15/12	200,000	198,014
Bayerische Landesbank New York	2.88		10/15/08	575,000	574,730
Bayerische Landesbank New York	3.20		04/15/09	1,150,000	1,142,525
Capital One FSB	2.92	(a)	03/13/09	1,750,000	1,741,453
Comerica Bank	2.55	(a)	02/17/09	2,575,000	2,550,795
Comerica Bank	3.08	(a)	06/19/09	3,150,000	3,081,560
Comerica Bank	2.54	(a)	08/07/09	420,000	414,922
Comerica Bank	2.89	(a)	08/24/09	335,000	325,355
Comerica Bank	2.59	(a)	05/10/10	225,000	213,731
Comerica Bank	3.79	(a)	06/30/10	1,350,000	1,276,580
Comerica Bank	7.13		12/01/13	460,000	414,099
Fifth Third Bank	4.20		02/23/10	900,000	848,295
First Tennesse Bank N.A.	5.32		12/08/08	570,000	565,556
First Tennesse Bank N.A.	2.96	(a)	12/17/09	1,950,000	1,862,674
Key Bank N.A.	7.41		10/15/27	1,050,000	863,828
US Bank N.A. (b)	5.92		05/25/12	654,007	679,735
World Savings Bank FSB	4.50		06/15/09	275,000	242,000
Consumer Loans
American General Finance Corp.	4.63		05/15/09	250,000	177,649

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Consumer Loans- continued
American General Finance Corp.	3.88%		10/01/09	$640,000	$420,166
American General Finance Corp.	8.45		10/15/09	900,000	629,730
American General Finance Corp.	4.88		07/15/12	375,000	200,613
Berkshire Hathaway Finance Corp.	3.38		10/15/08	250,000	249,898
CIT Group Inc.	2.95	(a)	01/30/09	1,995,000	1,797,365
CIT Group Inc.	2.88	(a)	03/12/09	135,000	117,441
CIT Group Inc.	3.38		04/01/09	500,000	471,826
CIT Group Inc.	2.93	(a)	06/08/09	2,765,000	2,364,282
CIT Group Inc.	2.94	(a)	03/12/10	925,000	667,225
CIT Group Inc.	7.63		11/30/12	275,000	174,451
Countrywide Financial Corp.	3.42	(a)	03/24/09	1,100,000	1,073,723
Countrywide Financial Corp. (b)	0.00	(a)	04/15/37	475,000	465,500
Countrywide Financial Corp.	0.00	(a)	04/15/37	285,000	279,300
General Electric Capital Corp.	6.00	(a)	12/20/08	125,000	124,652
General Electric Capital Corp.	2.59	(a)	02/20/09	1,200,000	1,196,218
General Electric Capital Corp. (b)	4.15		04/14/09	555,000	555,470
General Electric Capital Corp.	3.25		07/15/10	100,000	95,322
General Electric Capital Corp.	2.89	(a)	02/18/11	260,000	254,256
General Electric Capital Corp.	5.00	(d)	09/12/11	295,000	286,341
General Electric Capital Corp.	1.76	(a)	05/01/51	100,000	96,457
Toyota Motor Credit Corp	2.75		08/06/09	59,091	59,271
Insurance
Allstate Life Global Funding II	5.17		01/22/09	1,065,000	1,061,110
Genworth Global Funding	5.20		10/08/10	1,925,000	1,742,626
Genworth Global Funding	5.38		09/15/11	1,135,000	1,058,394
MBIA Global Funding LLC (b)	2.49	(a)	11/14/08	280,000	278,714
MBIA Global Funding LLC (b)	2.82	(a)	12/05/08	1,050,000	1,041,336
MBIA Global Funding LLC (b)	2.80	(a)	02/13/09	500,000	492,471
MBIA Global Funding LLC (b)	2.49	(a)	04/09/09	350,000	342,720
MBIA Global Funding LLC (b)	4.38		03/15/10	895,000	796,171
Principal Life Income Funding	3.20		04/01/09	400,000	397,329
Principal Life Income Funding	4.00		12/15/09	350,000	341,844
Protective Life Secured Trust	5.40		02/15/09	550,000	549,563
Protective Life Secured Trust	4.15		06/15/10	100,000	99,161
Protective Life Secured Trust	4.00		04/01/11	450,000	446,734
Reliance Standard Life (b)	5.63		03/15/11	800,000	848,158
Investment Banker/ Broker
Bear Stearns Cos., Inc.	5.85		07/19/10	1,450,000	1,443,582
Merrill Lynch & Co., Inc.	4.61	(a)	05/20/09	1,125,000	1,098,217
Morgan Stanley Inc.	4.90	(a)	05/14/10	1,100,000	803,045
Mortgage
Residential Capital LLC	6.38		06/30/10	415,000	95,450
Residential Capital LLC (b)	8.50		05/15/10	1,215,000	668,250
Total Finance					44,606,755

HEALTHCARE - 0.6%
Pharmaceuticals
Abbott Laboratories	3.50		02/17/09	550,000	548,806
Allergan Inc.	7.47		04/17/12	350,000	379,728
Hospira Inc.	4.24	(a)	03/30/10	440,000	427,325
Total Healthcare					1,355,859

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
INFORMATION TECHNOLOGY - 0.2%
Communication Equipment
Cisco Systems Inc.	5.25%		02/22/11	$450,000	$459,375
Total Information Technology					459,375

TRANSPORTATION - 2.7%
Airline
Southwest Airlines Inc.	6.54		06/29/09	1,382,917	1,405,029
Southwest Airlines Inc.	7.22		07/01/13	132,854	136,007
Railroad
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	232,978
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	1,306,182	1,155,791
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	192,432	188,722
Burlington Northern & Santa Fe Railway Co.	4.97		04/01/23	181,196	161,357
Consolidated Rail Corp.	6.76		05/25/15	184,283	191,153
CSX Transportation Inc.	7.73		03/15/09	115,000	115,717
Union Tank Car Co.	7.45		06/01/09	295,000	300,291
Union Tank Car Co.	6.79		05/01/10	1,400,000	1,466,791
Union Tank Car Co.	6.57		01/02/14	215,954	230,449
Special Purpose Entity
Toll Road Investor Partnership II LLP (b)	0.00	(c)	02/15/10	500,000	463,186
Total Transportation					6,047,471

UTILITIES - 4.9%
Electric & Gas
Central Hudson Gas & Electric Corp.	6.00		01/15/09	340,000	340,162
Duke Energy Corp.	4.20		10/01/08	1,980,000	1,980,000
Duke Energy Corp.	5.38		01/01/09	625,000	625,719
Empire District Electric Co.	8.13		11/01/09	225,000	232,792
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	335,862
National Fuel Gas Co.	6.00		03/01/09	625,000	626,132
Northern Illinois Gas Co.	6.63		02/01/11	405,000	418,324
Questar Pipeline Co.	7.41		10/01/09	750,000	758,528
Southern California Edison Co.	2.89	(a)	02/02/09	175,000	174,743
Southern California Gas Co.	4.80		10/01/12	165,000	163,548
Southern Co. Capital Funding, Inc.	5.75		11/15/15	525,000	520,188
Washington Gas Light Co.	3.61	(a)	08/26/10	1,125,000	1,122,211
Telephone
GTE California Inc.	6.70		09/01/09	700,000	700,000
GTE Northwest Inc.	5.55		10/15/08	250,000	250,062
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	891,000
NYNEX Corp.	9.55		05/01/10	26,701	27,405
SBC Communications Capital Corp.	7.00		10/01/12	450,000	452,029
Verizon Pennsylvania Inc.	5.65		11/15/11	1,350,000	1,325,187
Total Utilities					10,943,892
Total Corporate Bonds (Cost $81,179,656)					77,860,413

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
YANKEE BONDS (5.0% of portfolio)
Bank of Scotland PLC (b)	4.00%		09/15/09	$675,000	$664,754
Bayerische Landesbank	3.75	(d)	07/22/11	1,350,000	1,350,080
Canadian National Railway Co.	7.52		01/03/10	572,749	590,470
CIT Group Funding Co. of Canada	4.65		07/01/10	675,000	477,069
Diageo Finance BV	3.88	(a)	03/30/09	1,575,000	1,573,168
Hydro-Quebec	6.27		01/03/26	80,000	91,063
International Bank for Reconstruction and Development	0.00	(c)	01/23/09	1,060,800	1,049,980
International Bank for Reconstruction and Development	0.00	(c)	01/15/11	875,000	826,201
International Bank for Reconstruction and Development	0.00	(c)	04/15/11	250,000	234,274
International Bank for Reconstruction and Development	0.00	(c)	10/15/11	250,000	228,891
International Bank for Reconstruction and Development	4.00	(d)	07/03/13	865,000	862,503
International Multifoods Inc.	6.60		11/13/09	250,000	256,378
Province of Ontario	3.38		05/20/11	1,125,000	1,134,315
Royal Philips Electronics NV	4.63		03/11/13	475,000	462,888
Scotland International Financial No. 2 (b)	6.50		02/15/11	100,000	98,850
Shell International Finance BV	5.63		06/27/11	1,100,000	1,159,950
Total Yankee Bonds (Cost $11,005,091)					11,060,834

ASSET BACKED SECURITIES (25.1% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)	2.94	(a)	09/17/12	15,267	14,340
ACLC Franchise Loan Receivables Trust 97-B (b)	6.73		04/15/14	450,638	414,932
Advanta Business Card Master Trust 06-A3	5.30		05/21/12	1,835,000	1,812,533
Advanta Business Card Master Trust 06-A5	5.10		09/20/12	1,215,000	1,181,718
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	360,000	358,630
Americredit Automobile Receivables Trust 05-AX	2.53		10/06/11	1,344,334	1,257,772
Americredit Automobile Receivables Trust 05-CF	4.63		06/06/12	163,328	158,223
Americredit Automobile Receivables Trust 05-DA	5.02		11/06/12	140,000	131,314
Americredit Automobile Receivables Trust 06-AF	5.56		09/06/11	384,312	382,311
Americredit Automobile Receivables Trust 06-BG	5.21		10/06/11	487,612	477,497
Americredit Automobile Receivables Trust 06-BG	5.21		09/06/13	1,190,000	1,046,063
Americredit Automobile Receivables Trust 06-RM	5.42		08/08/11	1,449,473	1,400,832
Americredit Automobile Receivables Trust 06-RM	5.53		01/06/14	2,960,000	2,553,989
Americredit Automobile Receivables Trust 07-AX	2.53	(a)	10/06/13	1,775,000	1,472,194
Americredit Automobile Receivables Trust 07-CM	2.57	(a)	04/07/14	1,125,000	943,972
Americredit Automobile Receivables Trust 07-CM	5.55		04/07/14	150,000	132,860
Americredit Automobile Receivables Trust 07-DF	5.56		06/06/14	280,000	252,996
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	400,000	381,062
Atlantic City Electric Transition Funding LLC 03-1	2.89		07/20/11	207,817	206,567
Bay View Auto Trust 05-LJ1	4.09		05/25/12	610,926	566,443
Capital One Auto Finance Trust 06-B	5.45		02/15/11	234,808	232,398
Capital One Auto Finance Trust 07-B	5.03		04/15/12	1,026,549	991,107
Caterpillar Financial Asset Trust 06-A	5.57		05/25/10	142,858	143,373
Caterpillar Financial Asset Trust 07-A	5.34		06/25/12	650,000	646,890
Charming Shoppes Master Trust 04-1A (b)	3.44	(a)	05/15/14	500,000	481,172
CIT Equipment Collateral 08-VT1	6.59		08/22/11	1,325,000	1,288,563
CIT Marine Trust 99-A	6.25		11/15/19	876,476	833,733
CIT RV Trust 99-A	6.24		08/15/15	42,373	42,411
Citibank Credit Card Issuance Trust 06-A2	4.85		02/10/11	900,000	900,888
CPS Auto Trust 04-D (b)	3.86		12/15/11	86,265	82,694
CPS Auto Trust 05-C (b)	4.79		05/15/12	417,481	398,209
CPS Auto Trust 07-A (b)	5.04		09/15/11	924,999	870,454
CPS Auto Trust 07-C (b)	5.92		05/15/14	1,584,990	1,367,550

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
CPS Auto Trust 08-A (b)	6.48%		07/15/13	$475,000	$421,563
Credit Acceptance Auto Dealer Loan Trust 07-2 (b)	6.16		04/15/13	1,000,000	984,960
Daimler Chrysler Auto Trust 06-A	5.01		01/08/11	500,000	494,644
Drive Auto Receivables Trust 05-3 (b)	4.99		10/15/10	48,876	48,865
Drive Auto Receivables Trust 06-1 (b)	5.54	(d)	12/16/13	650,000	638,607
Drive Auto Receivables Trust 06-2 (b)	5.30		07/15/11	200,608	199,507
DT Auto Owner Trust 07-A (b)	5.53		08/15/10	258,070	255,185
DVI Receivables Corp. 00-2	7.12		11/12/08	98,350	15,736
DVI Receivables Corp. 01-2	3.52		11/11/09	337,953	74,350
DVI Receivables Corp. 02-1	4.57		06/11/10	199,550	31,928
DVI Receivables Corp. 03-1	2.99	(a)	03/14/11	496,757	198,703
E-Trade RV & Marine Trust 04-1	3.62		10/08/18	752,200	742,042
First Auto Receivables Group Trust 03-2 (b)	3.31		09/15/10	103,762	103,604
Ford Credit Auto Owner Trust 07-A	5.47		06/15/12	745,000	718,444
Ford Credit Floorplan Master Owner Trust 06-3	2.94	(a)	06/15/11	1,565,000	1,515,989
Great America Leasing Receivables 06-1 (b)	5.39		09/15/11	495,000	488,531
Harley-Davidson Motorcycle Trust 04-3	3.20		05/15/12	248,578	246,769
Hertz Vehicle Financing LLC 05-2 (b)	5.08		11/25/11	1,350,000	1,228,023
Household Automotive Trust 05-2	4.37		05/17/10	315,704	314,516
Household Automotive Trust 06-1	5.43		06/17/11	442,644	436,267
Household Automotive Trust 07-1	5.32		05/17/10	13,328	13,337
Key Corp Student Loan Trust 03-A	3.11	(a)	10/25/25	900,318	880,624
Long Beach Auto Receivables Trust 04-C	3.78		07/15/11	316,007	310,806
Long Beach Auto Receivables Trust 05-B	4.52		06/15/12	1,194,502	1,160,648
Long Beach Auto Receivables Trust 06-A	5.50		05/15/13	630,000	613,007
Long Beach Auto Receivables Trust 06-B	5.17		08/15/11	2,688,392	2,652,188
Long Beach Auto Receivables Trust 07-A	4.97		10/15/11	250,000	246,499
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	208,180	201,620
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	768,380	769,041
MBNA Credit Card Master Note Trust 03-A11	3.65		03/15/11	90,000	89,987
Navistar Financial Corp. Owner Trust 05-A	4.22		02/15/10	125,882	125,894
Nissan Auto Receivables Owner Trust 06-B	5.16		02/15/10	96,885	97,097
ONYX Acceptance Owner Trust 05-B	4.18		03/15/10	10,688	10,658
ONYX Acceptance Owner Trust 05-B	4.34		05/15/12	1,875,000	1,800,957
Prestige Auto Receivables Trust 05-1A (b)	4.37		06/15/12	166,523	160,022
Prestige Auto Receivables Trust 06-1A (b)	5.25		06/17/13	165,015	160,761
Santander Drive Auto Receivables Trust 07-1	5.20		12/15/10	57,174	57,143
Santander Drive Auto Receivables Trust 07-1	5.05		09/15/11	5,425,000	5,366,834
Santander Drive Auto Receivables Trust 07-2	3.29	(a)	12/15/10	1,350,000	1,244,954
Santander Drive Auto Receivables Trust 07-3	5.52		10/15/14	1,800,000	1,632,810
Small Business Administration 99-10B	6.00		03/01/09	2,619	2,626
Small Business Administration 02-20K	5.08		11/01/22	206,694	204,815
Small Business Administration 03-10B	3.39		03/01/13	163,141	158,732
Small Business Administration 03-P10B	5.14		08/10/13	104,456	104,075
Small Business Administration 05-10E	4.54		09/01/15	168,816	166,860
Susquehanna Auto Lease Trust 07-1 (b)	5.32		04/14/09	216,657	216,555
Triad Automobile Receivables Trust 06-A	4.77		01/12/11	492,488	487,388
Triad Automobile Receivables Trust 06-B	5.41		08/12/11	490,439	485,083
Triad Automobile Receivables Trust 06-B	5.52		11/12/12	125,000	119,203
Triad Automobile Receivables Trust 06-C	5.26		11/14/11	1,137,803	1,117,365
Triad Automobile Receivables Trust 06-C	5.31		05/13/13	492,000	436,030
UPFC Auto Receivables Trust 05-B	4.98		08/15/11	264,127	261,482

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
UPFC Auto Receivables Trust 06-A	5.49%		05/15/12	$334,540	$322,937
UPFC Auto Receivables Trust 06-B	5.01		08/15/12	165,174	157,116
UPFC Auto Receivables Trust 07-A	5.53		07/15/13	175,000	164,995
USXL Funding LLC 06-1A (b)	5.38		04/15/14	405,323	376,043
Washington Mutual Master Note Trust 07-A4A (b)	5.20		10/15/14	925,000	740,000
Total Asset Backed Securities (Cost $58,351,411)					55,700,115

MORTGAGE BACKED SECURITIES (22.7% of portfolio)
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	280,704	218,877
Accredited Mortgage Loan Trust 04-3	3.92	(a)	10/25/34	36,368	35,670
ACE Securities Corp. 06-SL1	3.37	(a)	09/25/35	280,697	103,607
ACE Securities Corp. 06-ASL1	3.35	(a)	02/25/36	929,936	260,737
Adjustable Rate Mortgage Trust 05-10	5.00	(a)	01/25/36	213,031	174,464
American Business Financial Services 02-1	7.01		12/15/32	99,295	46,171
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	83,433	79,911
Amresco Residential Securities 98-1	7.07		10/25/27	120,943	116,814
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	324,669	295,803
Banc of America Funding Corp. 04-A	5.56	(a)	09/20/34	179,408	157,803
Banc of America Funding Corp. 05-G	5.24	(a)	10/20/35	1,546,784	1,366,279
Banc of America Funding Corp. 07-5	6.50		07/25/37	217,246	192,399
Banc of America Mortgage Securites Inc. 02-J	7.05	(a)	09/25/32	27,451	26,699
Banc of America Mortgage Securities Inc. 04-F	4.14	(a)	07/25/34	607,151	593,120
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	153,168	146,503
Banc of America Mortgage Securities Inc. 05-C	4.71	(a)	04/25/35	126,780	117,000
Bear Stearns Adjustable Rate Mortgage Trust 04-10	4.64	(a)	01/25/35	819,421	675,030
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.45	(a)	02/25/36	159,178	133,927
Bear Stearns ALT-A Trust 04-11	5.43	(a)	11/25/34	37,873	28,031
Bear Stearns ALT-A Trust 05-4	5.37	(a)	05/25/35	216,412	183,726
Bear Stearns ALT-A Trust 05-9	5.77	(a)	11/25/35	131,659	83,881
Bear Stearns ALT-A Trust 06-6	5.79	(a)	11/25/36	326,383	218,449
Bear Stearns Asset Backed Securities Trust 03-3	3.80	(a)	06/15/43	141,884	125,935
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	81,714	80,437
Chase Mortgage Finance Corp. 05-A1	5.41	(a)	12/25/35	80,721	68,170
Chase Mortgage Finance Corp. 06-A1	6.03	(a)	09/25/36	92,865	86,358
Chaseflex Trust 05-2	6.00		06/25/35	227,398	195,988
CITICORP Mortgage Securities, Inc. 88-11	5.36	(a)	08/25/18	47,933	47,391
CITICORP Mortgage Securities, Inc. 88-17	5.47	(a)	11/25/18	73,632	71,094
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	1,013,199	969,725
Citigroup Mortgage Loan Trust, Inc. 05-7	5.07	(a)	09/25/35	561,873	452,494
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	326,327	324,816
CMO Trust 17	7.25		04/20/18	2,029	2,029
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	324,002	307,403
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	69,204	57,295
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	141,887	126,545
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	499,641	448,357
Countrywide Alternative Loan Trust 05-43	5.67	(a)	10/25/35	81,723	49,837
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	1,040,110	981,806
Countrywide Asset Backed Certificate 06-S7	5.71		11/25/35	280,000	123,209
Countrywide Asset Backed Certificate 07-S3	3.35	(a)	05/25/37	820,466	787,101
Countrywide Asset Backed Certificates 07-S1	5.69		11/25/36	386,902	160,584
Countrywide Home Loans 03-49	4.59	(a)	12/19/33	226,004	206,655
Countrywide Home Loans 03-56	4.49		12/25/33	188,847	180,946

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Countrywide Home Loans 03-J13	5.25%		01/25/24	$702,320	$663,777
Countrywide Home Loans 05-HYB8	5.57	(a)	12/20/35	278,557	193,701
Countrywide Home Loans 06-HYB5	5.81	(a)	09/20/36	153,839	105,644
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	410,476	408,286
Credit Suisse First Boston Mortgage 03-21	4.71	(a)	09/25/33	51,508	45,882
Credit Suisse First Boston Mortgage 03-AR24	4.79	(a)	10/25/33	639,551	625,581
Credit Suisse First Boston Mortgage 04-4	5.50		06/25/15	301,173	284,576
Credit Suisse First Boston Mortgage 04-AR3	4.75	(a)	04/25/34	185,670	176,680
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	680,482	637,053
Credit Suisse First Boston Mortgage 06-1	3.34	(a)	05/25/36	1,281,137	939,811
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	114,573
DLJ Mortgage Acceptance Corp. 91-3	5.12	(a)	02/20/21	49,864	49,790
FHLMC 2419	5.50		03/15/17	7,393	7,652
FHLMC 2586	3.50		12/15/32	238,596	237,128
FHLMC 2649	4.50		07/15/18	694,477	681,315
FHLMC 3061	5.50		07/15/16	512,547	521,960
FHLMC 3071	5.75		11/15/34	356,816	364,635
FHLMC 780754	4.67	(a)	08/01/33	52,953	52,969
FHLMC M80833	4.00		08/01/10	332,846	332,350
FHLMC M80848	3.00		07/01/10	250,857	246,841
FHLMC M90951	4.50		10/01/09	103,222	103,824
FHLMC R009	5.75		12/15/18	572,801	581,565
FHLMC R010	5.50		12/15/19	1,144,790	1,153,064
FHLMC R013	6.00		12/15/21	502,332	510,634
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	24,787	19,547
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	36,265	31,067
First Alliance Mortgage Loan Trust 94-3	7.83		10/25/25	859	792
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	5.31	(a)	09/25/34	57,732	51,191
First Horizon Mortgage Pass-Through Trust 05-AR2	4.91	(a)	05/25/35	290,164	244,896
Flagstar Home Equity Loan Trust 07-1A (b)	5.77		01/25/35	250,000	224,123
FNMA 03-05	4.25		08/25/22	193,059	190,359
FNMA 03-38	5.00		03/25/23	208,053	206,738
FNMA 03-81	4.75		09/25/18	282,638	275,545
FNMA 03-86	4.50		09/25/18	349,358	338,555
FNMA 04-34	5.50		05/25/19	495,205	501,354
FNMA 05-14	3.51	(a)	03/25/35	37,411	36,044
FNMA 06-10	5.75		09/25/20	132,909	135,039
FNMA 813842	4.45	(a)	01/01/35	55,007	55,260
GMAC Mortgage Corp. Loan Trust 05-AR3	4.85	(a)	06/19/35	303,243	290,778
GMAC Mortgage Corp. Loan Trust 05-HE2	4.62		11/25/36	73,979	68,140
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	220,000	170,978
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	417,390
GNMA 02-15	5.50		11/20/31	104,067	105,557
GNMA 02-88	5.00		05/16/31	77,482	78,117
GNMA 03-11	4.00		10/17/29	380,825	363,494
GNMA 03-12	4.50		02/20/32	109,804	108,927
GNMA 03-26	2.94	(a)	04/16/33	54,273	52,082
GNMA 03-92	4.50		12/16/26	51,313	51,517
GNMA 04-17	4.50		12/20/33	114,080	111,834
GNMA 06-36	6.00		02/20/21	111,393	112,951
GNMA 583189	4.50		02/20/17	49,973	49,698
Green Tree Financial Corp. 98-5	6.22		03/01/30	283,289	248,983

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
GS Mortgage Loan Trust 03-3F	5.00%		04/25/33	$100,953	$95,611
GS Mortgage Loan Trust 03-10	4.94	(a)	10/25/33	518,019	446,090
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	289,052	280,442
GS Mortgage Loan Trust 05-AR3	5.02	(a)	05/25/35	217,513	204,862
GS Mortgage Loan Trust 05-AR6	4.56	(a)	09/25/35	173,490	146,368
Home Equity Mortgage Loan Asset-Backed Trust 06-A	5.77		05/25/36	305,000	173,641
Home Equity Mortgage Loan Asset-Backed Trust 07-HSA2	3.34	(a)	04/25/37	296,552	279,001
Home Equity Mortgage Trust 06-1	5.30		05/25/36	1,430,000	390,307
IMPAC Secured Assets Corp. 03-3	4.20		08/25/32	507,475	451,585
Indymac Indx Mortgage Loan Trust 04-AR6	5.49	(a)	10/25/34	24,794	24,617
Indymac Indx Mortgage Loan Trust 05-AR15	5.10	(a)	09/25/35	83,536	56,382
Indymac Indx Mortgage Loan Trust 05-L1	3.41	(a)	06/25/10	593,150	426,904
JP Morgan Mortgage Trust 04-A3	4.96	(a)	07/25/34	504,938	468,495
JP Morgan Mortgage Trust 05-A2	5.20	(a)	04/25/35	1,332,243	1,115,707
Lehman ABS Manufactured Housing Contract 01-B	4.35		05/15/14	216,280	178,386
Master Adjustable Rate Mortgages Trust 04-13	4.40	(a)	04/21/34	120,487	107,935
Master Adjustable Rate Mortgages Trust 05-1	5.19	(a)	01/25/35	118,435	88,478
Master Alternative Loans Trust 03-5	6.00		08/25/33	131,944	116,358
Master Assets Securitization Trust 03-6	5.00		07/25/18	97,905	92,306
Master Assets Securitization Trust 06-1	6.00		10/25/22	694,003	671,332
Merrill Lynch Mortgage Investors Trust 03-A2	4.61	(a)	02/25/33	88,921	89,170
Merrill Lynch Mortgage Investors Trust 06-SL1	3.39	(a)	09/25/36	1,076,375	632,642
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	446,570	412,733
Morgan Stanley Mortgage Loan Trust 04-4	4.75		08/25/34	33,543	33,571
Morgan Stanley Mortgage Loan Trust 05-5AR	5.53	(a)	09/25/35	82,249	59,984
Morgan Stanley Mortgage Loan Trust 06-1AR	5.89	(a)	02/25/36	238,042	164,869
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		02/25/37	620,474	563,080
New Century Home Equity Loan Trust 97-NC5	6.70		10/25/28	782	779
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	491,592	412,215
Oakwood Mortgage Investors, Inc. 02-A	2.74	(a)	09/15/14	288,847	234,544
Prime Mortgage Trust 05-2	5.00		07/25/20	456,922	407,946
Residential Accredit Loans, Inc. 02-QS9	3.81	(a)	07/25/32	11,943	10,485
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	108,702	96,254
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	762,791	607,511
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	477,531	369,490
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	136,274	99,312
Residential Asset Securitization Trust 04-A4	5.50		08/25/34	10,492	10,501
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	464,071	363,875
Residential Funding Mortgage Securities I 03-S11	3.50		06/25/18	138,875	136,569
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	299,106	276,486
Residential Funding Mortgage Securities I 03-S17	5.50		09/25/33	598,545	591,045
Residential Funding Mortgage Securities I 05-SA2	5.18	(a)	06/25/35	71,650	66,308
Residential Funding Mortgage Securities I 06-SA1	5.59	(a)	02/25/36	91,501	75,076
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	70,562	66,031
SACO I Trust 05-6	3.50	(a)	09/25/35	1,158,134	842,228
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	86	86
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	4.94	(a)	03/25/34	39,940	34,492
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.45	(a)	04/25/34	2,805,282	2,451,112
Structured Adjustable Rate Mortgage Loan Trust 04-8	4.66	(a)	07/25/34	700,000	630,764
Structured Adjustable Rate Mortgage Loan Trust 04-11	5.42	(a)	08/25/34	70,581	69,282
Structured Adjustable Rate Mortgage Loan Trust 04-18	5.46	(a)	12/25/34	156,491	105,251
Structured Adjustable Rate Mortgage Loan Trust 05-11	5.37	(a)	05/25/35	639,124	498,033

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.63%	(a)	02/25/36	$80,042	$55,481
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	410,332	369,786
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.90	(a)	05/25/36	227,628	166,803
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.89	(a)	05/25/36	235,361	169,641
Structured Asset Mortgage Investments 04-AR5	5.62	(a)	10/19/34	47,378	35,466
Structured Asset Securities Corp. 98-RF1 (b)	8.66	(a)	04/15/27	72,050	71,938
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,200	68,190
Structured Asset Securities Corp. 03-21	5.50		07/25/33	223,303	216,017
Structured Asset Securities Corp. 03-37A	5.12	(a)	12/25/33	418,667	405,508
Structured Asset Securities Corp. 04-3	5.56	(a)	03/25/24	513,230	486,215
UCFC Manufactured Housing Contract 98-2	6.16		08/15/19	168,279	167,695
Vanderbilt Mortgage & Finance 03-A	3.14	(a)	05/07/26	587,799	586,205
Wachovia Mortgage Loan Trust 06-A	5.24	(a)	05/20/36	516,704	447,241
Washington Mutual Mortgage Securities Corp. 04-AR3	4.24	(a)	06/25/34	177,739	161,270
Washington Mutual Mortgage Securities Corp. 04-AR14	4.25	(a)	01/25/35	288,579	256,632
Washington Mutual Mortgage Securities Corp. 05-AR7	4.92	(a)	08/25/35	517,841	490,194
Washington Mutual Mortgage Securities Corp. 05-AR12	4.83	(a)	10/25/35	62,198	57,856
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00		03/25/18	349,843	319,341
Wells Fargo Mortgage Backed Securities Trust 03-6	5.00		06/25/18	74,813	70,534
Wells Fargo Mortgage Backed Securities Trust 03-17	5.00		01/25/34	418,422	415,222
Wells Fargo Mortgage Backed Securities Trust 04-B	4.91	(a)	02/25/34	133,452	117,698
Wells Fargo Mortgage Backed Securities Trust 04-BB	4.56	(a)	01/25/35	81,796	76,485
Wells Fargo Mortgage Backed Securities Trust 04-E	4.87	(a)	05/25/34	221,254	194,751
Wells Fargo Mortgage Backed Securities Trust 04-EE	4.36	(a)	12/25/34	134,308	124,319
Wells Fargo Mortgage Backed Securities Trust 04-F	4.72	(a)	06/25/34	1,137,540	951,751
Wells Fargo Mortgage Backed Securities Trust 04-I	5.89	(a)	07/25/34	12,811	11,870
Wells Fargo Mortgage Backed Securities Trust 04-K	4.48	(a)	07/25/34	475,146	429,498
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	297,024	265,703
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	874,727	754,691
Wells Fargo Mortgage Backed Securities Trust 04-R	4.37	(a)	09/25/34	188,837	159,116
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.31	(a)	05/25/35	250,000	217,257
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.39	(a)	08/25/35	109,954	92,335
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.11	(a)	09/25/35	718,767	603,003
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.26	(a)	10/25/35	175,276	149,983
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.78	(a)	04/25/36	129,613	107,232
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.63	(a)	12/25/36	82,209	69,023
Total Mortgage Backed Securities (Cost $57,868,179)					50,257,804

MUNICIPAL BONDS (5.4% of portfolio)
Burlington Kansas Environmental Improvement	5.13	(a)	09/01/35	1,175,000	1,191,591
Chicago Illinois Public Building Commission	7.13		01/01/10	250,000	262,205
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	430,000	431,776
Florida State Municipal Power Agency	4.87		10/01/11	1,975,000	1,982,248
Medical University South Carolina Hospital Authority	4.47		08/15/11	370,000	365,882
New York, NY City Housing Development Corp.	3.80		11/01/08	1,175,000	1,175,000
New York, NY City Housing Development Corp.	3.55		05/01/09	1,575,000	1,578,827
New York State Dormitory Authority	12.00	(a)	07/01/36	3,600,000	3,600,000
Santa Cruz County California Redevelopment Agency	7.88		09/01/30	220,000	241,276
Toledo Lucas County Ohio Port Authority	12.00	(a)	10/01/13	550,000	550,000
Upper Illioniois River Valley Development Authority	12.00	(a)	12/01/21	630,000	630,000
Total Municipal Bonds (Cost $11,971,983)					12,008,805

SHORT-TERM BOND FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.5% of portfolio)
Bartram Trail CDC Inc. (b)	5.50%	(a)	07/01/32	$799,000	$825,359
Federal Farm Credit Bank	4.38		05/21/13	100,000	99,701
Federal Home Loan Bank	4.30		06/10/13	100,000	99,495
Federal Home Loan Mortgage Corp.	4.00		10/15/11	100,000	100,012
Federal Home Loan Mortgage Corp.	4.88		04/30/13	198,000	198,053
Federal Home Loan Mortgage Corp.	4.35		06/03/13	100,000	99,951
Federal Home Loan Mortgage Corp.	4.40		06/19/13	100,000	99,521
Federal Home Loan Mortgage Corp.	4.25		07/23/13	170,000	169,079
Federal National Mortgage Assn.	4.00		03/04/11	105,000	105,029
Federal National Mortgage Assn.	3.50		12/14/11	100,000	99,371
Federal National Mortgage Assn.	3.50		06/28/12	100,000	98,602
Federal National Mortgage Assn.	4.00		07/16/12	150,000	149,566
Federal National Mortgage Assn.	4.00		10/01/12	152,000	151,362
Federal National Mortgage Assn.	4.30		06/17/13	200,000	199,523
Federal National Mortgage Assn.	4.35		07/02/13	100,000	99,841
Federal National Mortgage Assn.	4.00		07/09/13	100,000	98,839
Federal National Mortgage Assn.	4.00		07/15/13	370,000	366,147
Government Trust Certificate (Sri Lanka Trust)	3.67	(a)	06/15/12	200,000	199,998
Overseas Private Investment Corp.	5.30	(e)	09/15/10	250,000	280,548
Overseas Private Investment Corp.	4.91	(e)	09/15/10	2,500,000	2,708,650
Overseas Private Investment Corp.	4.10		11/15/14	596,640	584,266
Tennessee Valley Authority	4.50		10/15/13	100,000	97,599
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	727,942
U.S. Department of Housing & Urban Development	7.50		08/01/11	180,000	185,925
U.S. Department of Housing & Urban Development	3.44		08/01/11	1,375,000	1,369,731
U.S. Department of Housing & Urban Development	6.07		08/01/21	115,000	118,175
U.S. Treasury Note	4.38		11/15/08	550,000	552,320
Total U.S. Government and Agency Obligations (Cost $9,637,498)					9,884,605

MONEY MARKET ACCOUNTS (2.3% of portfolio)
SSgA Prime Money Market Fund	2.44	(f)			5,001,000
SSgA Money Market Fund	2.13	(f)			961
Total Money Market Accounts (Cost $5,001,961)					5,001,961

TOTAL INVESTMENTS IN SECURITIES (Cost $235,015,779) - 100%					$221,774,537

__________________________

(a)	Variable coupon rate as of September 30, 2008.
(b)
144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.  Total of such securities at period-end amounts to $20,084,753 and represents 9.06% of total investments.

(c)	Zero coupon security, purchased at a discount.
(d)	Step coupon security, the current rate may be adjusted updwards before maturity date.
(e)	Interest is paid at maturity.
(f)	7-day yield at September 30, 2008.

At September 30, 2008, the cost of investment securities for tax purposes was $235,015,779.  Net unrealized depreciation of investment securities was $13,241,242 consisting of unrealized gains of $1,563,271 and unrealized losses of $14,804,513.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$6,325,238
Level 2 - Other Significant Observable Inputs	$215,128,583
Level 3 - Significant Unobservable Inputs	$320,716
Total	$221,774,537

The following is a reconciliation between the beginning and ending balances of investments in which significant observable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of December 31, 2007	$560,200
Net purchase/(sale) at cost	$(164,171)
Realized gain/(loss)	$85
Change in unrealized appreciation/(depreciation)	$(75,534)
Accretion/(amortization)	$136
Balance as of September 30, 2008	$320,716

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$39,139,164	$50,725,641

Substantially all the assets of the Stock Index Fund are invested in SEC registrant Master Investment Portfolio's S&P 500 Index Master Portfolio series (the "Master Portfolio") managed by Barclays Global Advisors. The Stock Index Fund owns a pro rata interest in the Master Portfolio's net assets.  As of September 30, 2008 the Stock Index Fund's ownership interest in the Master Portfolio was 2.33%.  For information about the Master Portfolio please see the S&P 500 Index Master Portfolio's Schedule of Investments.

VALUE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (95.9% of portfolio)
CONSUMER DISCRETIONARY - 2.8%
Auto Components
Cooper Tire & Rubber Co.	440,000	$3,784,000
Multiline Retail
Dillard's, Inc. (Class A)	367,700	4,338,860
Restaurants
Tim Hortons Inc.	231,852	6,869,775
Wendy's / Arby's Group Inc.	217,600	1,144,576
Specialty Retail
Office Depot, Inc. (a)	50,000	291,000
Total Consumer Discretionary		16,428,211

CONSUMER STAPLES - 3.8%
Food Products
Dean Foods Co. (a)	634,800	14,828,928
J.M. Smucker Co. (The)	148,853	7,545,358
Total Consumer Staples		22,374,286

ENERGY - 9.9%
Energy Equipment & Services
Baker Hughes Inc.	127,000	7,688,580
Oil & Gas
Chevron Corp.	200,000	16,496,000
ConocoPhillips	226,000	16,554,500
Marathon Oil Corp.	428,000	17,064,360
Total Energy		57,803,440

FINANCIALS - 17.3%
Commercial Banks
Bank of America Corp.	230,200	8,057,000
Commerce Bancshares, Inc.	24,662	1,144,317
Fifth Third Bancorp	720,000	8,568,000
Diversified Financial Services
Citigroup, Inc.	460,100	9,436,651
Genworth Financial, Inc.	626,200	5,391,582
JPMorgan Chase & Co.	442,600	20,669,420
Insurance
Allstate Corp. (The)	285,000	13,144,200
Chubb Corp. (The)	222,000	12,187,800
Principal Financial Group, Inc. (a)	142,800	6,210,372
Unum Group	646,900	16,237,190
Total Financials		101,046,532

HEALTHCARE - 20.4%
Healthcare Equipment & Supplies
Covidien Ltd.	207,600	11,160,576
Hospira, Inc. (a)	421,500	16,101,300
Pharmaceuticals
Abbott Laboratories	399,000	22,974,420
Bristol-Myers Squibb Co.	829,700	17,299,245
Pfizer Inc.	1,107,000	20,413,080
GlaxoSmithKline plc ADR	354,000	15,384,840
Schering-Plough Corp.	850,000	15,699,500
Total Healthcare		119,032,961

VALUE FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - 15.5%
Airlines
Southwest Airlines Co.	1,023,000	$14,843,730
Commercial Services & Supplies
Avery Dennison Corp.	355,472	15,811,394
R.R. Donnelley & Sons Co.	121,700	2,985,301
Industrial Conglomerates
Honeywell International Inc.	231,100	9,602,205
Parker-Hannifin Corp.	316,462	16,772,486
Tyco International Ltd.	164,850	5,773,047
Machinery
Flowserve Corp.	95,300	8,459,781
Distributers
Applied Industrial Technologies, Inc.	130,500	3,514,365
Genuine Parts Co.	315,400	12,682,234
Total Industrials		90,444,543

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment
Cisco Systems, Inc. (a)	769,000	17,348,640
Computers & Peripherals
Dell Inc. (a)	977,000	16,100,960
Hewlett-Packard Co.	354,000	16,368,960
Electronic Equipment & Instruments
Tyco Electronics Ltd.	164,850	4,559,751
IT Services
SAIC, Inc. (a)	553,000	11,187,190
Office Electronics
IKON Office Solutions, Inc.	383,570	6,524,526
Semiconductors & Semiconductor Equipment
Intel Corporation	830,000	15,545,900
Total Information Technology		87,635,927

MATERIALS - 5.9%
Chemicals
Dow Chemical Co. (The)	486,900	15,473,682
Containers & Packaging
Bemis Co., Inc.	433,600	11,364,656
Pactiv Corp. (a)	301,200	7,478,796
Total Materials		34,317,134

TELECOMMUNICATIONS SERVICES - 1.7%
Wireless Communication Services
Motorola, Inc.	1,362,000	9,724,680
Total Telecommunications Services		9,724,680

UTILITIES - 3.5%
Gas Utilities
El Paso Corp.	701,664	8,953,233
Multi-Utilities
Questar Corp.	271,000	11,089,320
Total Utilities		20,042,553
Total Common Stocks (Cost $477,514,841)		558,850,267

VALUE FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares	Value
MONEY MARKET ACCOUNTS (4.1% of portfolio)
SSgA Prime Money Market Fund, 2.44% (b)	23,985,000	$23,985,000
SSgA Money Market Fund, 2.13% (b)	203	203
Total Money Market Accounts (Cost $23,985,203)		23,985,203

TOTAL INVESTMENTS IN SECURITIES (Cost $501,500,044) - 100%		$582,835,470
__________________________

(a) Non-income producing.
(b) 7-day yield at September 30, 2008.

ADR - American Depository Receipt

At September 30, 2008, the cost of investment securities for tax purposes was $501,837,038.  Net unrealized appreciation of investment securities was $80,998,432 consisting of unrealized gains of $162,301,495 and unrealized losses of $81,303,063.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$558,850,267
Level 2 - Other Significant Observable Inputs	$23,985,203
Level 3 - Significant Unobservable Inputs	$-
Total	$582,835,470

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (91.0% of portfolio)
CONSUMER DISCRETIONARY - 18.4%
Auto Components
Cooper Tire & Rubber Co.	150,100	$1,290,860
Multiline Retail
Dillard's, Inc. (Class A)	163,600	1,930,480
Restaurants
Brinker International, Inc.	115,000	2,057,350
CBRL Group, Inc.	53,100	1,396,530
O'Charley's Inc.	175,300	1,533,875
Specialty Retail
Office Depot, Inc. (a)	150,000	873,000
Sally Beauty Holdings, Inc. (a)	214,000	1,840,400
Total Consumer Discretionary		10,922,495

CONSUMER STAPLES - 9.5%
Food Distribution
United Natural Foods, Inc. (a)	60,100	1,501,899
Food Products
J.M. Smucker Co. (The)	40,868	2,071,599
Personal Products
Alberto-Culver Co. (Class A)	76,000	2,070,240
Total Consumer Staples		5,643,738

ENERGY - 5.8%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	1,511,650
Oil & Gas
Cimarex Energy Co.	39,400	1,927,054
Total Energy		3,438,704

FINANCIALS - 16.6%
Commercial Banks
Astoria Financial Corp.	45,000	932,850
Cardinal Financial Corp.	184,000	1,486,720
Citizens Republic Bancorp, Inc.
City Bank (Lynnwood WA)	56,400	879,840
First National Bancshares, Inc. (a)	59,597	303,945
Middleburg Financial Corp.	55,800	975,942
National Bankshares, Inc. (Virginia)	86,000	1,504,140
Southcoast Financial Corp. (a)	51,370	364,213
Valley National Bancorp	100,890	2,114,654
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	124,700	1,314,338
Total Financials		9,876,642

INDUSTRIALS - 21.0%
Aerospace & Defense
Triumph Group, Inc.	38,900	1,778,119
Industrial Conglomerates
Carlisle Companies, Inc.	80,900	2,424,573
CLARCOR Inc.	46,200	1,753,290
Standex International Corp.	19,500	541,125
Machinery
Flowserve Corp.	14,500	1,287,165
Manitowoc Co., Inc.	79,000	1,228,450
Regal-Beloit Corp.	43,500	1,849,620
Distributers
Applied Industrial Technologies, Inc.	60,450	1,627,919
Total Industrials		12,490,261

SMALL-COMPANY STOCK FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares/ Face Amount	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment
Belden, Inc.	68,750	$2,185,562
Computers & Peripherals
Western Digital Corp. (a)	80,000	1,705,600
Electronic Equipment & Instruments
Vishay Intertechnology, Inc. (a)	210,000	1,390,200
Office Electronics
IKON Office Solutions, Inc.	73,500	1,250,235
Total Information Technology		6,531,597

MATERIALS - 6.9%
Chemicals
Westlake Chemical Corp.	110,700	2,328,021
Containers & Packaging
Pactiv Corp. (a)	70,000	1,738,100
Total Materials		4,066,121

UTILITIES - 1.8%
Multi-Utilities
Questar Corp.	26,600	1,088,472
Total Utilities		1,088,472
Total Common Stocks (Cost $50,807,584)		54,058,030

MONEY MARKET ACCOUNTS (9.0% of portfolio)
SSgA Prime Money Market Fund, 2.44% (b)	2,464,483	2,464,483
SSgA Money Market Fund, 2.13% (b)	2,888,000	2,888,000
Total Money Market Accounts (Cost $5,352,483)		5,352,483

TOTAL INVESTMENTS IN SECURITIES (Cost $56,160,067) - 100%		$59,410,513
__________________________
(a) Non-income producing.
(b) 7-day yield at September 30, 2008.

At September 30, 2008, the cost of investment securities for tax purposes was $56,160,067.  Net unrealized appreciation of investment securities was $3,250,446 consisting of unrealized gains of $11,442,278 and unrealized losses of $8,191,832.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$54,058,030
Level 2 - Other Significant Observable Inputs	$5,352,483
Level 3 - Significant Unobservable Inputs	$-
Total	$59,410,513

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (96.3% of portfolio)
BRAZIL - 1.6%
Embraer-Empresa Brasileira de Aeronautica SA ADR	67,400	$1,820,474
Total Brazil		1,820,474

BRITAIN - 18.0%
AstraZeneca Group PLC	45,600	1,995,578
British Sky Broadcasting Group PLC	298,400	2,219,058
GlaxoSmithKline PLC	98,800	2,134,514
Kingfisher PLC	1,015,900	2,408,890
Pearson PLC	195,900	2,117,100
Royal Bank of Scotland Group PLC	421,148	1,395,068
Unilever PLC	117,600	3,192,371
Vodafone Group PLC	1,259,174	2,781,765
WPP Group PLC	236,800	1,921,741
Total Britain		20,166,085

FRANCE - 9.0%
AXA SA	87,300	2,861,951
Cap Gemini	29,200	1,389,237
Compagnie de Saint-Gobain	15,500	810,113
Schneider Electric SA	24,100	2,090,462
Vivendi SA	93,200	2,916,512
Total France		10,068,275

GERMANY - 7.3%
Adidas AG	43,200	2,320,112
Bayerische Motoren Werke AG	34,000	1,326,144
Deutsche Post AG REG	101,300	2,136,779
Siemens AG REG	26,200	2,458,985
Total Germany		8,242,020

ITALY - 6.1%
Eni SpA	99,400	2,623,673
Finmeccanica SpA	118,600	2,550,762
UniCredit SpA	450,600	1,664,452
Total Italy		6,838,887

JAPAN - 20.7%
Bridgestone Corp.	129,000	2,419,169
Daiichi Sankyo Co., Ltd.	60,700	1,549,537
Daito Trust Construction Co., Ltd.	64,400	2,407,954
Mitsubishi UFJ Financial Group, Inc.	375,300	3,253,339
Mitsui Sumitomo Insurance Co., Ltd.	72,255	2,443,700
Shin Etsu Chemical Co., Ltd.	26,000	1,237,850
Sumitomo Corp.	250,100	2,330,436
Sumitomo Trust & Banking Co.	438,900	2,911,712
Takeda Pharmaceutical Co., Ltd.	36,800	1,853,358
Toyota Motor Corp.	65,600	2,785,189
Total Japan		23,192,244

NETHERLANDS - 1.8%
ING Groep NV	92,500	2,012,169
Total Netherlands		2,012,169

INTERNATIONAL VALUE FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Shares/ Face Amount	Value
COMMON STOCKS - continued
NORWAY - 3.6%
Norsk Hydro ASA	215,800	$1,457,483
StatoilHydro ASA	107,795	2,569,737
Total Norway		4,027,220

REPULIC OF SOUTH KOREA - 2.1%
Samsung Electronics Ltd.	5,002	2,303,292
Total Republic of South Korea		2,303,292

SINGAPORE - 3.4%
Singapore Airlines	165,900	1,659,532
Singapore Telecommunications, Ltd.	938,600	2,148,159
Total Singapore		3,807,691

SPAIN - 6.5%
BBV Argentaria SA	98,100	1,590,308
Iberdrola SA	143,300	1,464,728
Telefonica SA	176,900	4,228,863
Total Spain		7,283,899

SWEDEN - 1.7%
Ericsson LM (Class B)	117,500	1,107,704
Sandvik AB	80,000	849,160
Total Sweden		1,956,864

SWITZERLAND - 12.0%
Adecco SA REG	35,000	1,529,309
Givaudan SA REG	2,655	2,201,670
Nestle SA REG	87,000	3,762,929
Novartis AG REG	68,200	3,567,227
Swiss Re REG	42,700	2,384,771
Total Switzerland		13,445,906

TAIWAN - 2.5%
Taiwan Semiconductor SP ADR	297,691	2,789,365
Total Taiwan		2,789,365
Total Common Stocks (Cost $136,100,443)		107,954,391

MONEY MARKET ACCOUNTS (3.7% of portfolio)
SSgA Prime Money Market Fund, 2.44% (a)	4,154,000	4,154,000
SSgA Money Market Fund, 2.13% (a)	213	213
Total Money Market Accounts (Cost $4,154,213)		4,154,213

TOTAL INVESTMENTS IN SECURITIES (Cost $140,254,656) - 100%		$112,108,604

__________________________
(a) 7-day yield at September 30, 2008.

ADR - American Depository Receipt
BR - Bearer shares
REG - Registered shares

At September 30, 2008, the cost of investment securities for tax purposes was $140,273,955.  Net unrealized depreciation of investment securities was $28,165,351 consisting of unrealized gains of $1,763,373 and unrealized losses of $29,928,724.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,609,839
Level 2 - Other Significant Observable Inputs	$107,498,765
Level 3 - Significant Unobservable Inputs	$-
Total	$112,108,604

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NASDAQ-100 INDEX TRACKING STOCKSM FUND
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND (99.2% of portfolio)
PowerShares QQQ TrustSM	217,800	$8,474,598
Total Exchange Traded Fund (Cost $9,404,633)		8,474,598

MONEY MARKET ACCOUNT (0.8% of portfolio)
SSgA Money Market Fund, 2.13% (a)	71,772	71,772
Total Money Market Account (Cost $71,772)		71,772

TOTAL INVESTMENTS IN SECURITIES (Cost $9,476,405) - 100%		$8,546,370
__________________________
(a) 7-day yield at September 30, 2008.

On September 30, 2008, substantially all of the assets of the NASDAQ-100 Index Tracking StockSM Fund were invested in shares of the PowerShares QQQ TrustSM, issued by Invesco PowerShares Capital Management LLC, a unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the NASDAQ-100 Index.  More information about the PowerShares QQQ TrustSM is available in its annual report which may be obtained from the U.S. Securities and Exchange Commission's website (www.sec.gov) through the Filings and Forms (EDGAR) section.

At September 30, 2008, the cost of investment securities for tax purposes was $9,481,844.  Net unrealized depreciation of investment securities was $935,474 consisting of unrealized gains of $0 and unrealized losses of $935,474.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also established a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,474,598
Level 2 - Other Significant Observable Inputs	$71,772
Level 3 - Significant Unobservable Inputs	$-
Total	$8,546,370

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments (Unaudited)
September 30, 2008

Security		Shares	Value

COMMON STOCKS--98.49%
ADVERTISING--0.15%
Interpublic Group of Companies Inc. (The)	(a) (b)	99,201	$768,808
Omnicom Group Inc.	(b)	67,246	2,593,006
			3,361,814

AEROSPACE & DEFENSE--2.26%
Boeing Co. (The)		156,483	8,974,300
General Dynamics Corp.		83,633	6,157,061
Goodrich Corp.		26,274	1,092,998
L-3 Communications Holdings Inc.	(b)	25,753	2,532,035
Lockheed Martin Corp.		70,403	7,721,097
Northrop Grumman Corp.		70,838	4,288,533
Raytheon Co.	(b)	88,289	4,724,344
Rockwell Collins Inc.	(b)	33,757	1,623,374
United Technologies Corp.		203,717	12,235,243
			49,348,985

AGRICULTURE--2.31%
Altria Group Inc.		435,450	8,639,328
Archer-Daniels-Midland Co.	(b)	135,178	2,961,750
Lorillard Inc.		36,514	2,597,971
Monsanto Co.		115,958	11,477,523
Philip Morris International Inc.		435,102	20,928,406
Reynolds American Inc.		35,971	1,748,910
UST Inc.		31,043	2,065,601
			50,419,489

AIRLINES--0.10%
Southwest Airlines Co.		155,242	2,252,561
			2,252,561

APPAREL--0.47%
Coach Inc.	(a) (b)	71,666	1,794,517
Jones Apparel Group Inc.	(b)	18,099	335,013
Liz Claiborne Inc.	(b)	19,972	328,140
Nike Inc. Class B		82,689	5,531,894
Polo Ralph Lauren Corp.	(b)	12,120	807,677
VF Corp.	(b)	18,338	1,417,711
			10,214,952

AUTO MANUFACTURERS--0.30%
Ford Motor Co.	(a) (b)	476,311	2,476,817
General Motors Corp.	(b)	118,913	1,123,728
PACCAR Inc.	(b)	76,655	2,927,455
			6,528,000

AUTO PARTS & EQUIPMENT--0.21%
Goodyear Tire & Rubber Co. (The)	(a)	50,560	774,074
Johnson Controls Inc.		125,317	3,800,865
			4,574,939

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

BANKS--5.30%
Bank of America Corp.		961,538	33,653,830
Bank of New York Mellon Corp. (The)		241,591	7,871,035
BB&T Corp.	(b)	115,802	4,377,316
Comerica Inc.	(b)	31,625	1,036,984
Discover Financial Services LLC		100,663	1,391,163
Fifth Third Bancorp	(b)	121,606	1,447,111
First Horizon National Corp.	(b)	42,319	396,106
Huntington Bancshares Inc.	(b)	77,019	615,382
KeyCorp		104,089	1,242,823
M&T Bank Corp.	(b)	16,193	1,445,225
Marshall & Ilsley Corp.	(b)	54,470	1,097,571
National City Corp.	(b)	159,850	279,738
Northern Trust Corp.		46,575	3,362,715
PNC Financial Services Group Inc. (The)		73,032	5,455,490
Regions Financial Corp.	(b)	145,922	1,400,851
State Street Corp.		90,997	5,175,909
SunTrust Banks Inc.		74,532	3,353,195
U.S. Bancorp		367,283	13,229,534
Wachovia Corp.	(b)	455,054	1,592,689
Wells Fargo & Co.		697,712	26,185,131
Zions Bancorporation	(b)	23,844	922,763
			115,532,561

BEVERAGES--2.80%
Anheuser-Busch Companies Inc.		151,587	9,834,965
Brown-Forman Corp. Class B	(b)	16,842	1,209,424
Coca-Cola Co. (The)		419,186	22,166,556
Coca-Cola Enterprises Inc.		66,699	1,118,542
Constellation Brands Inc. Class A	(a) (b)	41,066	881,276
Molson Coors Brewing Co. Class B		31,706	1,482,256
Pepsi Bottling Group Inc.		28,453	829,974
PepsiCo Inc.		330,439	23,550,388
			61,073,381

BIOTECHNOLOGY--1.27%
Amgen Inc.	(a)	223,487	13,246,075
Biogen Idec Inc.	(a)	61,516	3,093,640
Celgene Corp.	(a)	95,880	6,067,286
Genzyme Corp.	(a)	56,617	4,579,749
Millipore Corp.	(a) (b)	11,580	796,704
			27,783,454

BUILDING MATERIALS--0.06%
Masco Corp.	(b)	75,975	1,362,992
			1,362,992

CHEMICALS--1.53%
Air Products and Chemicals Inc.	(b)	44,634	3,056,983
Ashland Inc.		11,792	344,798
CF Industries Holdings Inc.		11,842	1,083,069
Dow Chemical Co. (The)		195,272	6,205,744
E.I. du Pont de Nemours and Co.		190,184	7,664,415
Eastman Chemical Co.	(b)	16,022	882,171
Ecolab Inc.	(b)	36,852	1,788,059
Hercules Inc.	(b)	23,337	461,839
International Flavors & Fragrances Inc.	(b)	16,928	667,979
PPG Industries Inc.	(b)	34,455	2,009,416
Praxair Inc.	(b)	66,388	4,762,675
Rohm and Haas Co.		26,340	1,843,800
Sherwin-Williams Co. (The)	(b)	20,766	1,186,985
Sigma-Aldrich Corp.	(b)	26,147	1,370,626
			33,328,559

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

COAL--0.23%
CONSOL Energy Inc.	(b)	38,377	1,761,121
Massey Energy Co.		17,752	633,214
Peabody Energy Corp.	(b)	57,468	2,586,060
			4,980,395

COMMERCIAL SERVICES--0.68%
Apollo Group Inc. Class A	(a)	22,760	1,349,668
Convergys Corp.	(a) (b)	25,380	375,116
Equifax Inc.		27,219	937,695
H&R Block Inc.		69,378	1,578,350
McKesson Corp.	(b)	58,208	3,132,172
Monster Worldwide Inc.	(a) (b)	26,159	390,031
Moody's Corp.	(b)	41,022	1,394,748
R.R. Donnelley & Sons Co.		44,602	1,094,087
Robert Half International Inc.	(b)	33,381	826,180
Western Union Co.		152,879	3,771,525
			14,849,572

COMPUTERS--4.52%
Affiliated Computer Services Inc. Class A	(a) (b)	20,255	1,025,511
Apple Inc.	(a)	186,791	21,230,665
Cognizant Technology Solutions Corp.	(a)	61,710	1,408,839
Computer Sciences Corp.	(a)	31,747	1,275,912
Dell Inc.	(a)	368,833	6,078,368
EMC Corp.	(a) (b)	436,393	5,219,260
Hewlett-Packard Co.		516,935	23,903,074
International Business Machines Corp.		285,900	33,438,864
Lexmark International Inc. Class A	(a) (b)	18,504	602,675
NetApp Inc.	(a) (b)	70,124	1,278,361
SanDisk Corp.	(a)	47,254	923,816
Sun Microsystems Inc.	(a)	156,051	1,185,988
Teradata Corp.	(a)	37,773	736,574
Unisys Corp.	(a)	75,179	206,742
			98,514,649

COSMETICS & PERSONAL CARE--2.64%
Avon Products Inc.	(b)	89,582	3,723,924
Colgate-Palmolive Co.		106,572	8,030,200
Estee Lauder Companies Inc. (The) Class A	(b)	24,028	1,199,237
Procter & Gamble Co. (The)		640,181	44,614,214
			57,567,575

DISTRIBUTION & WHOLESALE--0.18%
Fastenal Co.		27,143	1,340,593
Genuine Parts Co.		34,410	1,383,626
W.W. Grainger Inc.		13,662	1,188,184
			3,912,403

DIVERSIFIED FINANCIAL SERVICES--5.75%
American Express Co.		244,412	8,659,517
Ameriprise Financial Inc.		45,188	1,726,182
Capital One Financial Corp.	(b)	79,223	4,040,373
Charles Schwab Corp. (The)		196,604	5,111,704
CIT Group Inc.		59,847	416,535
Citigroup Inc.		1,148,146	23,548,474
CME Group Inc.		14,145	5,255,009
E*TRADE Financial Corp.	(a) (b)	113,200	316,960
Federated Investors Inc. Class B		18,116	522,647
Franklin Resources Inc.		32,347	2,850,741
Goldman Sachs Group Inc. (The)		91,571	11,721,088
IntercontinentalExchange Inc.	(a)	15,857	1,279,343
Invesco Ltd.		81,215	1,703,891
Janus Capital Group Inc.	(b)	33,579	815,298
JPMorgan Chase & Co.		776,066	36,242,282
Legg Mason Inc.	(b)	30,034	1,143,094
Merrill Lynch & Co. Inc.		322,822	8,167,397
Morgan Stanley		233,737	5,375,951
NYSE Euronext Inc.		56,253	2,203,993
SLM Corp.	(a)	98,062	1,210,085
T. Rowe Price Group Inc.		54,519	2,928,216
			125,238,780

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

ELECTRIC--3.26%
AES Corp. (The)	(a)	141,073	1,649,143
Allegheny Energy Inc.	(b)	35,294	1,297,760
Ameren Corp.	(b)	43,992	1,717,008
American Electric Power Co. Inc.		85,005	3,147,735
CenterPoint Energy Inc.		71,872	1,047,175
CMS Energy Corp.	(b)	47,382	590,854
Consolidated Edison Inc.	(b)	57,788	2,482,572
Constellation Energy Group Inc.		37,456	910,181
Dominion Resources Inc.		122,227	5,228,871
DTE Energy Co.	(b)	34,268	1,374,832
Duke Energy Corp.	(b)	266,782	4,650,010
Dynegy Inc. Class A	(a) (b)	104,575	374,379
Edison International		68,401	2,729,200
Entergy Corp.		40,485	3,603,570
Exelon Corp.		138,572	8,677,379
FirstEnergy Corp.		64,361	4,311,543
FPL Group Inc.		86,138	4,332,741
Integrys Energy Group Inc.		16,065	802,286
Pepco Holdings Inc.		42,321	969,574
PG&E Corp.	(b)	75,621	2,832,006
Pinnacle West Capital Corp.	(b)	21,158	728,047
PPL Corp.		79,009	2,924,913
Progress Energy Inc.	(b)	55,436	2,390,955
Public Service Enterprise Group Inc.		107,467	3,523,843
Southern Co. (The)	(b)	162,342	6,118,670
TECO Energy Inc.	(b)	44,313	697,043
Xcel Energy Inc.	(b)	93,917	1,877,401
			70,989,691

ELECTRICAL COMPONENTS & EQUIPMENT--0.34%
Emerson Electric Co.		163,863	6,683,972
Molex Inc.	(b)	30,287	679,943
			7,363,915

ELECTRONICS--0.68%
Agilent Technologies Inc.	(a)	75,609	2,242,563
Amphenol Corp. Class A		37,265	1,495,817
Applied Biosystems Inc.		35,433	1,213,580
Jabil Circuit Inc.		44,010	419,855
PerkinElmer Inc.	(b)	24,783	618,832
Thermo Fisher Scientific Inc.	(a)	88,309	4,856,995
Tyco Electronics Ltd.		100,355	2,775,819
Waters Corp.	(a)	21,029	1,223,467
			14,846,928

ENGINEERING & CONSTRUCTION--0.16%
Fluor Corp.		37,697	2,099,723
Jacobs Engineering Group Inc.	(a)	25,582	1,389,358
			3,489,081

ENTERTAINMENT--0.05%
International Game Technology Inc.	(b)	65,041	1,117,404
			1,117,404

ENVIRONMENTAL CONTROL--0.18%
Allied Waste Industries Inc.	(a)	70,895	787,643
Waste Management Inc.		103,002	3,243,533
			4,031,176

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

FOOD--2.11%
Campbell Soup Co.	(b)	44,082	1,701,565
ConAgra Foods Inc.		95,538	1,859,169
Dean Foods Co.	(a) (b)	31,884	744,810
General Mills Inc.		70,856	4,869,224
H.J. Heinz Co.		66,157	3,305,865
Hershey Co. (The)	(b)	35,291	1,395,406
Kellogg Co.		52,417	2,940,594
Kraft Foods Inc.		320,051	10,481,670
Kroger Co. (The)	(b)	138,878	3,816,367
McCormick & Co. Inc. NVS	(b)	26,935	1,035,651
Safeway Inc.		91,965	2,181,410
Sara Lee Corp.		148,311	1,873,168
SUPERVALU Inc.		44,607	967,972
Sysco Corp.	(b)	126,862	3,911,155
Tyson Foods Inc. Class A	(b)	63,044	752,745
Whole Foods Market Inc.	(b)	29,502	590,925
Wm. Wrigley Jr. Co.		45,395	3,604,363
			46,032,059

FOREST PRODUCTS & PAPER--0.35%
International Paper Co.		89,778	2,350,388
MeadWestvaco Corp.	(b)	36,508	851,001
Plum Creek Timber Co. Inc.	(b)	35,934	1,791,669
Weyerhaeuser Co.	(b)	44,355	2,687,026
			7,680,084

GAS--0.18%
Nicor Inc.	(b)	9,693	429,885
NiSource Inc.		57,628	850,589
Sempra Energy	(b)	51,528	2,600,618
			3,881,092

HAND & MACHINE TOOLS--0.10%
Black & Decker Corp. (The)	(b)	12,850	780,638
Snap-On Inc.	(b)	12,087	636,501
Stanley Works (The)	(b)	16,479	687,833
			2,104,972

HEALTH CARE - PRODUCTS--4.16%
Baxter International Inc.		132,316	8,683,899
Becton, Dickinson and Co.		51,231	4,111,800
Boston Scientific Corp.	(a)	316,235	3,880,203
C.R. Bard Inc.	(b)	20,847	1,977,755
Covidien Ltd.		105,768	5,686,088
Intuitive Surgical Inc.	(a) (b)	8,218	1,980,374
Johnson & Johnson		589,615	40,848,527
Medtronic Inc.		237,879	11,917,738
Patterson Companies Inc.	(a) (b)	19,911	605,494
St. Jude Medical Inc.	(a)	72,011	3,131,758
Stryker Corp.	(b)	52,123	3,247,263
Varian Medical Systems Inc.	(a) (b)	26,383	1,507,261
Zimmer Holdings Inc.	(a)	47,820	3,087,259
			90,665,419

HEALTH CARE - SERVICES--1.04%
Aetna Inc.		100,031	3,612,119
Coventry Health Care Inc.	(a)	31,866	1,037,238
DaVita Inc.	(a) (b)	21,995	1,253,935
Humana Inc.	(a)	35,538	1,464,166
Laboratory Corp. of America Holdings	(a) (b)	23,375	1,624,563
Quest Diagnostics Inc.	(b)	33,141	1,712,395
Tenet Healthcare Corp.	(a) (b)	91,084	505,516
UnitedHealth Group Inc.		255,944	6,498,418
WellPoint Inc.	(a)	108,295	5,064,957
			22,773,307

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

HOLDING COMPANIES - DIVERSIFIED--0.08%
Leucadia National Corp.		37,012	1,681,825
			1,681,825

HOME BUILDERS--0.12%
Centex Corp.	(b)	25,426	411,901
D.R. Horton Inc.		57,772	752,191
KB Home	(b)	16,233	319,465
Lennar Corp. Class A	(b)	28,949	439,735
Pulte Homes Inc.	(b)	44,917	627,490
			2,550,782

HOME FURNISHINGS--0.08%
Harman International Industries Inc.		12,074	411,361
Whirlpool Corp.	(b)	15,781	1,251,275
			1,662,636

HOUSEHOLD PRODUCTS & WARES--0.47%
Avery Dennison Corp.	(b)	22,375	995,240
Clorox Co. (The)	(b)	28,947	1,814,687
Fortune Brands Inc.	(b)	31,248	1,792,385
Kimberly-Clark Corp.		87,824	5,694,508
			10,296,820

HOUSEWARES--0.05%
Newell Rubbermaid Inc.	(b)	58,177	1,004,135
			1,004,135

INSURANCE--3.04%
Aflac Inc.		100,378	5,897,208
Allstate Corp. (The)		114,675	5,288,811
American International Group Inc.		564,309	1,879,149
Aon Corp.		59,021	2,653,584
Assurant Inc.		24,952	1,372,360
Chubb Corp.		75,653	4,153,350
CIGNA Corp.		57,366	1,949,297
Cincinnati Financial Corp.		34,288	975,151
Genworth Financial Inc. Class A		90,929	782,899
Hartford Financial Services Group Inc. (The)		63,923	2,620,204
Lincoln National Corp.		54,439	2,330,534
Loews Corp.	(b)	76,008	3,001,556
Marsh & McLennan Companies Inc.		108,142	3,434,590
MBIA Inc.	(b)	43,130	513,247
MetLife Inc.		144,808	8,109,248
MGIC Investment Corp.	(b)	26,907	189,156
Principal Financial Group Inc.	(b)	54,356	2,363,942
Progressive Corp. (The)		142,250	2,475,150
Prudential Financial Inc.		90,309	6,502,248
Torchmark Corp.		18,021	1,077,656
Travelers Companies Inc. (The)		125,023	5,651,040
Unum Group	(b)	72,734	1,825,623
XL Capital Ltd. Class A	(b)	65,645	1,177,671
			66,223,674

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

INTERNET--1.88%
Akamai Technologies Inc.	(a) (b)	35,386	617,132
Amazon.com Inc.	(a) (b)	67,325	4,898,567
eBay Inc.	(a)	229,418	5,134,375
Expedia Inc.	(a) (b)	43,936	663,873
Google Inc. Class A	(a)	50,389	20,181,802
Symantec Corp.	(a)	176,357	3,453,070
VeriSign Inc.	(a) (b)	40,911	1,066,959
Yahoo! Inc.	(a)	292,093	5,053,209
			41,068,987

INVESTMENT COMPANIES--0.05%
American Capital Ltd.	(b)	43,530	1,110,450
			1,110,450

IRON & STEEL--0.27%
AK Steel Holding Corp.	(b)	23,542	610,209
Allegheny Technologies Inc.	(b)	21,251	627,967
Nucor Corp.	(b)	66,695	2,634,453
United States Steel Corp.		24,714	1,918,054
			5,790,683

LEISURE TIME--0.23%
Carnival Corp.	(b)	92,322	3,263,583
Harley-Davidson Inc.	(b)	49,674	1,852,840
			5,116,423

LODGING--0.15%
Marriott International Inc. Class A	(b)	63,109	1,646,514
Starwood Hotels & Resorts Worldwide Inc.	(b)	39,213	1,103,454
Wyndham Worldwide Corp.		37,193	584,302
			3,334,270

MACHINERY--0.74%
Caterpillar Inc.		128,027	7,630,409
Cummins Inc.		42,646	1,864,483
Deere & Co.	(b)	89,690	4,439,655
Manitowoc Co. Inc. (The)		27,353	425,339
Rockwell Automation Inc.		30,828	1,151,118
Terex Corp.	(a)	21,087	643,575
			16,154,579

MANUFACTURING--4.41%
Cooper Industries Ltd.	(b)	36,546	1,460,013
Danaher Corp.		53,800	3,733,720
Dover Corp.		39,769	1,612,633
Eastman Kodak Co.	(b)	60,584	931,782
Eaton Corp.		35,005	1,966,581
General Electric Co.		2,097,716	53,491,758
Honeywell International Inc.		156,919	6,519,985
Illinois Tool Works Inc.		84,270	3,745,802
Ingersoll-Rand Co. Ltd. Class A		66,726	2,079,849
ITT Industries Inc.		38,148	2,121,410
Leggett & Platt Inc.	(b)	32,959	718,177
Pall Corp.		25,194	866,422
Parker Hannifin Corp.	(b)	35,220	1,866,660
Textron Inc.		52,337	1,532,427
3M Co.	(b)	147,089	10,047,649
Tyco International Ltd.		99,578	3,487,222
			96,182,090

MEDIA--2.45%
CBS Corp. Class B		142,988	2,084,765
Comcast Corp. Class A		616,466	12,101,228
DIRECTV Group Inc. (The)	(a) (b)	122,614	3,208,808
Gannett Co. Inc.		48,072	812,898
McGraw-Hill Companies Inc. (The)		67,453	2,132,189
Meredith Corp.	(b)	8,222	230,545
New York Times Co. (The) Class A	(b)	26,012	371,711
News Corp. Class A		483,339	5,795,235
Scripps Networks Interactive Inc. Class A		18,872	685,242
Time Warner Inc.		755,331	9,902,389
Viacom Inc. Class B	(a)	131,795	3,273,788
Walt Disney Co. (The)		396,361	12,164,319
Washington Post Co. (The) Class B	(b)	1,264	703,745
			53,466,862

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

METAL FABRICATE & HARDWARE--0.11%
Precision Castparts Corp.	(b)	29,244	2,303,842
			2,303,842

MINING--0.65%
Alcoa Inc.		171,082	3,863,032
Freeport-McMoRan Copper & Gold Inc.	(b)	80,925	4,600,586
Newmont Mining Corp.	(b)	96,229	3,729,836
Titanium Metals Corp.	(b)	16,101	182,585
Vulcan Materials Co.	(b)	22,984	1,712,308
			14,088,347

OFFICE & BUSINESS EQUIPMENT--0.16%
Pitney Bowes Inc.		43,597	1,450,036
Xerox Corp.	(b)	185,699	2,141,109
			3,591,145

OIL & GAS--10.59%
Anadarko Petroleum Corp.		98,736	4,789,683
Apache Corp.		70,503	7,352,053
Cabot Oil & Gas Corp.		21,889	791,068
Chesapeake Energy Corp.	(b)	109,844	3,939,006
Chevron Corp.		433,513	35,756,152
ConocoPhillips		320,802	23,498,747
Devon Energy Corp.		92,941	8,476,219
ENSCO International Inc.		30,313	1,746,938
EOG Resources Inc.		52,436	4,690,925
Exxon Mobil Corp.		1,095,593	85,083,752
Hess Corp.		59,653	4,896,318
Marathon Oil Corp.		148,581	5,923,924
Murphy Oil Corp.	(b)	40,270	2,582,918
Nabors Industries Ltd.	(a) (b)	59,124	1,473,370
Noble Corp.		56,427	2,477,145
Noble Energy Inc.		36,160	2,010,134
Occidental Petroleum Corp.		172,234	12,133,885
Pioneer Natural Resources Co.		25,217	1,318,345
Range Resources Corp.	(b)	32,456	1,391,389
Rowan Companies Inc.	(b)	23,674	723,241
Southwestern Energy Co.	(a)	72,572	2,216,349
Sunoco Inc.	(b)	24,551	873,525
Tesoro Corp.		28,979	477,864
Transocean Inc.	(a)	67,251	7,386,850
Valero Energy Corp.		110,938	3,361,421
XTO Energy Inc.		115,783	5,386,225
			230,757,446

OIL & GAS SERVICES--1.99%
Baker Hughes Inc.		65,041	3,937,582
BJ Services Co.		61,731	1,180,914
Cameron International Corp.	(a) (b)	45,499	1,753,531
Halliburton Co.		184,830	5,986,644
National Oilwell Varco Inc.	(a) (b)	87,961	4,418,281
Schlumberger Ltd.		252,935	19,751,694
Smith International Inc.		45,501	2,668,179
Weatherford International Ltd.	(a)	143,534	3,608,445
			43,305,270

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

PACKAGING & CONTAINERS--0.13%
Ball Corp.		20,550	811,520
Bemis Co. Inc.	(b)	20,963	549,440
Pactiv Corp.	(a)	27,499	682,800
Sealed Air Corp.	(b)	33,663	740,249
			2,784,009

PHARMACEUTICALS--5.79%
Abbott Laboratories		325,030	18,715,227
Allergan Inc.	(b)	64,990	3,346,985
AmerisourceBergen Corp.	(b)	33,823	1,273,436
Barr Pharmaceuticals Inc.	(a)	23,077	1,506,928
Bristol-Myers Squibb Co.		417,319	8,701,101
Cardinal Health Inc.		75,681	3,729,560
Eli Lilly and Co.		210,923	9,286,940
Express Scripts Inc.	(a)	52,303	3,861,007
Forest Laboratories Inc.	(a)	63,999	1,809,892
Gilead Sciences Inc.	(a)	194,123	8,848,126
Hospira Inc.	(a) (b)	33,421	1,276,682
King Pharmaceuticals Inc.	(a)	51,510	493,466
Medco Health Solutions Inc.	(a)	106,342	4,785,390
Merck & Co. Inc.		451,711	14,255,999
Mylan Inc.	(a) (b)	64,014	731,040
Pfizer Inc.		1,421,373	26,210,118
Schering-Plough Corp.		342,643	6,328,616
Watson Pharmaceuticals Inc.	(a) (b)	21,966	626,031
Wyeth		281,117	10,384,462
			126,171,006

PIPELINES--0.43%
El Paso Corp.	(b)	147,473	1,881,755
Questar Corp.	(b)	36,393	1,489,202
Spectra Energy Corp.	(b)	130,557	3,107,257
Williams Companies Inc. (The)		120,632	2,852,947
			9,331,161

REAL ESTATE--0.02%
CB Richard Ellis Group Inc. Class A	(a) (b)	36,586	489,155
			489,155

REAL ESTATE INVESTMENT TRUSTS--1.20%
Apartment Investment and Management Co. Class A	(b)	17,409	609,663
AvalonBay Communities Inc.	(b)	16,167	1,591,156
Boston Properties Inc.	(b)	25,131	2,353,769
Developers Diversified Realty Corp.	(b)	25,176	797,827
Equity Residential	(b)	57,306	2,544,959
General Growth Properties Inc.	(b)	49,097	741,365
HCP Inc.		52,995	2,126,689
Host Hotels & Resorts Inc.	(b)	109,677	1,457,607
Kimco Realty Corp.	(b)	48,430	1,789,004
ProLogis		55,042	2,271,583
Public Storage		26,379	2,611,785
Simon Property Group Inc.	(b)	47,428	4,600,516
Vornado Realty Trust	(b)	28,853	2,624,180
			26,120,103

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

RETAIL--5.70%
Abercrombie & Fitch Co. Class A	(b)	18,268	720,673
AutoNation Inc.	(a) (b)	24,390	274,144
AutoZone Inc.	(a) (b)	8,638	1,065,411
Bed Bath & Beyond Inc.	(a) (b)	55,163	1,732,670
Best Buy Co. Inc.	(b)	71,767	2,691,263
Big Lots Inc.	(a) (b)	17,175	477,980
Costco Wholesale Corp.	(b)	91,642	5,950,315
CVS Caremark Corp.		302,569	10,184,473
Darden Restaurants Inc.	(b)	29,436	842,753
Dillard's Inc. Class A	(b)	12,440	146,792
Family Dollar Stores Inc.	(b)	29,368	696,022
GameStop Corp. Class A	(a) (b)	34,618	1,184,282
Gap Inc. (The)		98,857	1,757,677
Home Depot Inc.		358,062	9,270,225
J.C. Penney Co. Inc.		46,627	1,554,544
Kohl's Corp.	(a) (b)	64,389	2,967,045
Limited Brands Inc.	(b)	61,327	1,062,184
Lowe's Companies Inc.		308,959	7,319,239
Macy's Inc.		88,302	1,587,670
McDonald's Corp.		236,826	14,612,164
Nordstrom Inc.	(b)	34,291	988,267
Office Depot Inc.	(a)	56,955	331,478
RadioShack Corp.	(b)	27,610	477,101
Sears Holdings Corp.	(a) (b)	12,211	1,141,728
Staples Inc.	(b)	149,822	3,370,995
Starbucks Corp.	(a) (b)	154,415	2,296,151
Target Corp.	(b)	159,540	7,825,437
Tiffany & Co.	(b)	26,469	940,179
TJX Companies Inc. (The)		87,773	2,678,832
Walgreen Co.	(b)	208,656	6,459,990
Wal-Mart Stores Inc.		473,229	28,341,685
Yum! Brands Inc.	(b)	98,277	3,204,813
			124,154,182

SAVINGS & LOANS--0.11%
Hudson City Bancorp Inc.	(b)	109,008	2,011,198
Sovereign Bancorp Inc.		114,253	451,299
			2,462,497

SEMICONDUCTORS--2.23%
Advanced Micro Devices Inc.	(a) (b)	127,547	669,622
Altera Corp.	(b)	62,979	1,302,406
Analog Devices Inc.		60,933	1,605,585
Applied Materials Inc.		281,539	4,259,685
Broadcom Corp. Class A	(a)	93,917	1,749,674
Intel Corp.		1,186,714	22,227,153
KLA-Tencor Corp.	(b)	36,470	1,154,276
Linear Technology Corp.	(b)	46,605	1,428,909
LSI Corp.	(a) (b)	133,993	718,202
MEMC Electronic Materials Inc.	(a)	47,832	1,351,732
Microchip Technology Inc.	(b)	38,860	1,143,650
Micron Technology Inc.	(a) (b)	159,943	647,769
National Semiconductor Corp.	(b)	42,378	729,325
Novellus Systems Inc.	(a)	21,560	423,438
NVIDIA Corp.	(a)	116,549	1,248,240
QLogic Corp.	(a)	27,837	427,576
Teradyne Inc.	(a)	35,964	280,879
Texas Instruments Inc.		275,465	5,922,498
Xilinx Inc.	(b)	58,664	1,375,671
			48,666,290

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

SOFTWARE--4.16%
Adobe Systems Inc.	(a)	111,630	4,406,036
Autodesk Inc.	(a) (b)	47,035	1,578,024
Automatic Data Processing Inc.		107,817	4,609,177
BMC Software Inc.	(a) (b)	40,126	1,148,807
CA Inc.	(b)	83,168	1,660,033
Citrix Systems Inc.	(a) (b)	38,564	974,127
Compuware Corp.	(a) (b)	55,042	533,357
Electronic Arts Inc.	(a)	67,418	2,493,792
Fidelity National Information Services Inc.		39,862	735,853
Fiserv Inc.	(a) (b)	34,426	1,629,038
IMS Health Inc.		38,122	720,887
Intuit Inc.	(a) (b)	67,407	2,130,735
MasterCard Inc. Class A	(b)	15,284	2,710,312
Microsoft Corp.		1,656,713	44,217,670
Novell Inc.	(a)	74,108	380,915
Oracle Corp.	(a)	827,499	16,806,505
Paychex Inc.		67,341	2,224,273
Salesforce.com Inc.	(a)	21,862	1,058,121
Total System Services Inc.		41,666	683,322
			90,700,984

TELECOMMUNICATIONS--5.58%
American Tower Corp. Class A	(a) (b)	83,252	2,994,574
AT&T Inc.		1,243,474	34,717,794
CenturyTel Inc.	(b)	22,164	812,311
Ciena Corp.	(a)	19,409	195,643
Cisco Systems Inc.	(a)	1,245,564	28,099,924
Corning Inc.		332,564	5,201,301
Embarq Corp.		29,547	1,198,131
Frontier Communications Corp.	(b)	68,160	783,840
Harris Corp.		28,235	1,304,457
JDS Uniphase Corp.	(a) (b)	47,705	403,584
Juniper Networks Inc.	(a) (b)	114,507	2,412,663
Motorola Inc.		477,305	3,407,958
QUALCOMM Inc.		345,982	14,866,847
Qwest Communications International Inc.	(b)	306,926	991,371
Sprint Nextel Corp.		602,418	3,674,750
Tellabs Inc.	(a)	81,837	332,258
Verizon Communications Inc.		600,438	19,268,055
Windstream Corp.	(b)	93,979	1,028,130
			121,693,591

TEXTILES--0.04%
Cintas Corp.		27,457	788,290
			788,290

TOYS, GAMES & HOBBIES--0.11%
Hasbro Inc.	(b)	27,076	940,079
Mattel Inc.	(b)	76,020	1,371,401
			2,311,480

TRANSPORTATION--2.10%
Burlington Northern Santa Fe Corp.		59,778	5,525,281
C.H. Robinson Worldwide Inc.	(b)	35,839	1,826,355
CSX Corp.		85,911	4,688,163
Expeditors International Washington Inc.	(b)	44,798	1,560,762
FedEx Corp.		65,591	5,184,313
Norfolk Southern Corp.		79,229	5,245,752
Ryder System Inc.	(b)	12,088	749,456
Union Pacific Corp.		107,673	7,662,011
United Parcel Service Inc. Class B	(b)	212,934	13,391,419
			45,833,512

S&P 500 INDEX MASTER PORTFOLIO (continued)
Schedule of Investments (Unaudited)
September 30, 2008

	TOTAL COMMON STOCKS
	(Cost: $2,163,181,240)			2,147,016,715

	Security		Shares or Principal	Value

	SHORT-TERM INVESTMENTS--12.89%
	MONEY MARKET FUNDS--12.75%
	Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
	2.63%	(c) (d)	28,657,570	28,657,570
	BGI Cash Premier Fund LLC
	2.67%	(c) (d) (e)	249,349,595	249,349,595
				278,007,165

	U.S. TREASURY OBLIGATIONS--0.14%
	U.S. Treasury Bill
	0.28%, 12/18/08	(f) (g)	$150,000	149,909
	U.S. Treasury Bill
	0.67%, 12/26/08	(f) (g)	3,000,000	2,995,233
				3,145,142

	TOTAL SHORT-TERM INVESTMENTS
	(Cost: $281,154,263)			281,152,307

	TOTAL INVESTMENTS IN SECURITIES -- 111.38%
	(Cost: $2,444,335,503)			2,428,169,022
	Other Assets, Less Liabilities -- (11.38)%			(248,181,790)
	NET ASSETS -- 100.00%			$2,179,987,232

NVS -	Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of September 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation

S&P 500 Index (December 2008)	556	$32,498,200	$(2,223,663
			$(2,223,663

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.  As of September 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.  The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.   SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations.  A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost.  In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share.  The investment adviser may use various pricing services or discontinue the use of any pricing service.  A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.  In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157"), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.  Various inputs are used in determining the value of the Master Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of September 30, 2008:

Investments in Securities
Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
$2,428,169,022	$-	$-	$2,428,169,022

Other Financial Instruments(a)
Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
$(2,223,663)	$-	$-	$(2,223,663)

(a) Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

FEDERAL INCOME TAXES

As of September 30, 2008, the cost of investments for federal income tax purposes was $2,495,555,362.  Net unrealized depreciation aggregated $67,386,340, of which $461,409,224 represented gross unrealized appreciation on securities and $528,795,564 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities.  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded.  Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange.  Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.  Such receipts or payments are known as “variation margin.”  Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2008, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $3,150,000 for initial margin requirements.

2.      TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds.  The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA.  While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.  Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA.  Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act.  See Note 3 for additional information regarding the Premier Fund.

3.      PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan.  The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due.  Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of September 30, 2008, the Master Portfolio had loaned securities which were collateralized by cash.  The cash collateral received was invested in the Premier Fund.  The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

4.      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”).  FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008.  MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris

Name:	Peter R. Morris

Title:	Director and President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris

Name:	Peter R. Morris

Title:	Director and President

Date:	November 28, 2008

By:	/s/ Amy DiMauro

Name:	Amy DiMauro

Title:	Treasurer

Date:	November 28, 2008